Filed electronically with the Securities and Exchange Commission on December 31, 1997

                                                               File No. 2-36238
                                                               File No. 811-2021

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.
                                 -----

      Post-Effective Amendment No. 55
                                  -----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No. 39
                   -----

                            Scudder Securities Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA    02110-4103
               ---------------------------------------- ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston MA 02110
                ------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

              immediately upon filing pursuant to paragraph (b)
       ------

         X    on January 5, 1998  pursuant to paragraph (b)
       ------

              60 days after filing pursuant to paragraph (a)(i)
       ------

              on _______________ pursuant to paragraph (a)(i)
       ------

              75 days after filing pursuant to paragraph (a)(ii)
       ------

              on _______________ pursuant to paragraph (a)(ii) of Rule 485.
       ------

                            SCUDDER DEVELOPMENT FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No. Item Caption       Prospectus Caption
-------- ------------       ------------------

1.       Cover Page         COVER PAGE

2.       Synopsis           EXPENSE INFORMATION

3.       Condensed          FINANCIAL HIGHLIGHTS
         Financial
         Information

4.       General            INVESTMENT OBJECTIVES AND POLICIES
         Description of     WHY INVEST IN THE FUND?
         Registrant         ADDITIONAL INFORMATION ABOUT POLICIES AND
                             INVESTMENTS
                            FUND ORGANIZATION

5.       Management of the  FINANCIAL HIGHLIGHTS
         Fund               A MESSAGE FROM SCUDDER'S CHAIRMAN
                            FUND ORGANIZATION--Investment adviser, Transfer
                             agent
                            SHAREHOLDER BENEFITS--A team approach to investing TRUSTEES AND OFFICERS

5A.      Management's       NOT APPLICABLE
         Discussion of
         Fund Performance

6.       Capital Stock and  DISTRIBUTION AND PERFORMANCE
         Other Securities    INFORMATION--Dividends and capital gains
                             distributions
                            FUND ORGANIZATION
                            TRANSACTION INFORMATION--Tax information
                            SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                             Information Line, Dividend reinvestment plan,
                             T.D.D. service for the hearing impaired
                            HOW TO CONTACT SCUDDER

7.       Purchase of        FUND ORGANIZATION--Underwriter
         Securities Being   PURCHASES
         Offered            TRANSACTION INFORMATION--Purchasing shares, Share
                             price, Processing time, Minimum balances, Third party transactions
                            SHAREHOLDER BENEFITS--Dividend reinvestment plan
                            SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                            INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or      EXCHANGES AND REDEMPTIONS
         Repurchase         TRANSACTION INFORMATION--Redeeming shares, Tax
                             identification number, Minimum balances

9.       Pending Legal      NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 1

                            SCUDDER DEVELOPMENT FUND
                                   (continued)

PART B

                            Caption in Statement of
Item No. Item Caption       Additional Information
-------- ------------       ----------------------

10.      Cover Page         COVER PAGE

11.      Table of Contents  TABLE OF CONTENTS

12.      General            FUND ORGANIZATION
         Information and
         History

13.      Investment         THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         Objectives and     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Policies            Portfolio turnover


14.      Management of the  INVESTMENT ADVISER
         Fund               TRUSTEES AND OFFICERS
                            REMUNERATION

15.      Control Persons    TRUSTEES AND OFFICERS
         and Principal
         Holders of
         Securities

16.      Investment         INVESTMENT ADVISER
         Advisory and       DISTRIBUTOR
         Other Services     ADDITIONAL INFORMATION--Experts, Other Information

17.      Brokerage          PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Allocation         Portfolio Turnover
         and Other
         Practices

18.      Capital Stock and  FUND ORGANIZATION
         Other Securities   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.      Purchase,          PURCHASES
         Redemption and     EXCHANGES AND REDEMPTIONS
         Pricing of         FEATURES AND SERVICES OFFERED BY THE FUND--
         Securities Being    Dividend and Capital Gain Distribution Options
         Offered            SPECIAL PLAN ACCOUNTS
                            NET ASSET VALUE

20.      Tax Status         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                            TAXES

21.      Underwriters       DISTRIBUTOR

22.      Calculation of     PERFORMANCE INFORMATION
         Performance Data

23.      Financial          FINANCIAL STATEMENTS
         Statements


                            Cross Reference - Page 2

                        SCUDDER SMALL COMPANY VALUE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No. Item Caption       Prospectus Caption
-------- ------------       ------------------

1.       Cover Page         COVER PAGE

2.       Synopsis           EXPENSE INFORMATION

3.       Condensed          FINANCIAL HIGHLIGHTS
         Financial
         Information

4.       General            INVESTMENT OBJECTIVES AND POLICIES
         Description of     WHY INVEST IN THE FUND?
         Registrant         ADDITIONAL INFORMATION ABOUT POLICIES AND
                             INVESTMENTS
                            FUND ORGANIZATION

5.       Management of the  FINANCIAL HIGHLIGHTS
         Fund A MESSAGE FROM SCUDDER'S CHAIRMAN FUND ORGANIZATION--Investment adviser, Transfer agent SHAREHOLDER BENEFITS--A team approach to investing TRUSTEES AND OFFICERS

5A.      Management's       NOT APPLICABLE
         Discussion of
         Fund Performance

6.       Capital Stock and  DISTRIBUTION AND PERFORMANCE
         Other Securities    INFORMATION--Dividends and capital gains
                             distributions
                            FUND ORGANIZATION
                            TRANSACTION INFORMATION--Tax information
                            SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                             Information Line, Dividend reinvestment plan,
                             T.D.D. service for the hearing impaired
                            HOW TO CONTACT SCUDDER

7.       Purchase of        FUND ORGANIZATION--Underwriter
         Securities Being   PURCHASES
         Offered            TRANSACTION INFORMATION--Purchasing shares, Share
                             price, Processing time, Minimum balances, Third party transactions
                            SHAREHOLDER BENEFITS--Dividend reinvestment plan
                            SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                            INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or      EXCHANGES AND REDEMPTIONS
         Repurchase         TRANSACTION INFORMATION--Redeeming shares, Tax
                             identification number, Minimum balances

9.       Pending Legal      NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 3

                        SCUDDER SMALL COMPANY VALUE FUND
                                   (continued)

PART B

                            Caption in Statement of
Item No. Item Caption       Additional Information
-------- ------------       ----------------------

10.      Cover Page         COVER PAGE

11.      Table of Contents  TABLE OF CONTENTS

12.      General            FUND ORGANIZATION
         Information and
         History

13.      Investment         THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         Objectives and     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Policies           Portfolio turnover


14.      Management of the  INVESTMENT ADVISER
         Fund               TRUSTEES AND OFFICERS
                            REMUNERATION

15.      Control Persons    TRUSTEES AND OFFICERS
         and Principal
         Holders of
         Securities

16.      Investment         INVESTMENT ADVISER
         Advisory and       DISTRIBUTOR
         Other Services     ADDITIONAL INFORMATION--Experts, Other Information

17.      Brokerage          PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Allocation         Portfolio Turnover
         and Other
         Practices

18.      Capital Stock and  FUND ORGANIZATION
         Other Securities   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.      Purchase,          PURCHASES
         Redemption and     EXCHANGES AND REDEMPTIONS
         Pricing of         FEATURES AND SERVICES OFFERED BY THE
         Securities Being    FUND--Dividend and Capital Gain Distribution
         Offered             Options
                            SPECIAL PLAN ACCOUNTS
                            NET ASSET VALUE

20.      Tax Status         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                            TAXES

21.      Underwriters       DISTRIBUTOR

22.      Calculation of     PERFORMANCE INFORMATION
         Performance Data

23.      Financial          FINANCIAL STATEMENTS
         Statements


                            Cross Reference - Page 4

                             SCUDDER MICRO CAP FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No. Item Caption       Prospectus Caption
-------- ------------       ------------------

1.       Cover Page         COVER PAGE

2.       Synopsis           EXPENSE INFORMATION

3.       Condensed          NOT APPLICABLE
         Financial
         Information

4.       General            INVESTMENT OBJECTIVE AND POLICIES
         Description of     WHY INVEST IN THE FUND?
         Registrant         ADDITIONAL INFORMATION ABOUT POLICIES AND
                             INVESTMENTS
                            FUND ORGANIZATION

5.       Management of the  A MESSAGE FROM SCUDDER'S CHAIRMAN
         Fund               FUND ORGANIZATION--Investment adviser, Transfer
                             agent
                            SHAREHOLDER BENEFITS--A team approach to investing
                            TRUSTEES AND OFFICERS

5A.      Management's       NOT APPLICABLE
         Discussion of
         Fund Performance

6.       Capital Stock and  DISTRIBUTION AND PERFORMANCE
         Other Securities    INFORMATION--Dividends and capital gains
                             distributions
                            FUND ORGANIZATION
                            TRANSACTION INFORMATION--Tax information
                            SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                             Information Line, Dividend reinvestment plan,
                             T.D.D. service for the hearing impaired
                            HOW TO CONTACT SCUDDER

7.       Purchase of        FUND ORGANIZATION--Underwriter
         Securities Being   PURCHASES
         Offered            TRANSACTION INFORMATION--Purchasing shares, Share
                             price, Processing time, Minimum balances, Third
                               party transactions
                            SHAREHOLDER BENEFITS--Dividend reinvestment plan
                            SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                            INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or      EXCHANGES AND REDEMPTIONS
         Repurchase         TRANSACTION INFORMATION--Redeeming shares, Tax
                             identification number, Minimum balances

9.       Pending Legal      NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 5

                             SCUDDER MICRO CAP FUND
                                   (continued)

PART B

                            Caption in Statement of
Item No. Item Caption       Additional Information
-------- ------------       ----------------------

10.      Cover Page         COVER PAGE

11.      Table of Contents  TABLE OF CONTENTS

12.      General            FUND ORGANIZATION
         Information and
         History

13.      Investment         THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         Objectives and     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Policies            Portfolio turnover


14.      Management of the  INVESTMENT ADVISER
         Fund               TRUSTEES AND OFFICERS
                            REMUNERATION

15.      Control Persons    TRUSTEES AND OFFICERS
         and Principal
         Holders of
         Securities

16.      Investment         INVESTMENT ADVISER
         Advisory and       DISTRIBUTOR
         Other Services     ADDITIONAL INFORMATION--Experts, Other Information

17.      Brokerage          PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Allocation         Portfolio Turnover
         and Other
         Practices

18.      Capital Stock and  FUND ORGANIZATION
         Other Securities   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.      Purchase,          PURCHASES
         Redemption and     EXCHANGES AND REDEMPTIONS
         Pricing of         FEATURES AND SERVICES OFFERED BY THE
         Securities Being    FUND--Dividend and Capital Gain Distribution
         Offered             Options
                            SPECIAL PLAN ACCOUNTS
                            NET ASSET VALUE

20.      Tax Status         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                            TAXES

21.      Underwriters       DISTRIBUTOR

22.      Calculation of     PERFORMANCE INFORMATION
         Performance Data

23.      Financial          FINANCIAL STATEMENTS
         Statements


                            Cross Reference - Page 6

                        SCUDDER 21ST CENTURY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No. Item Caption       Prospectus Caption
-------- ------------       ------------------

1.       Cover Page         COVER PAGE

2.       Synopsis           EXPENSE INFORMATION

3.       Condensed          NOT APPLICABLE
         Financial
         Information

4.       General            INVESTMENT OBJECTIVE AND POLICIES
         Description of     WHY INVEST IN THE FUND?
         Registrant         ADDITIONAL INFORMATION ABOUT POLICIES AND
                             INVESTMENTS
                            FUND ORGANIZATION

5.       Management of the  A MESSAGE FROM SCUDDER'S CHAIRMAN
         Fund               FUND ORGANIZATION--Investment adviser, Transfer
                             agent
                            SHAREHOLDER BENEFITS--A team approach to investing
                            TRUSTEES AND OFFICERS

5A.      Management's       NOT APPLICABLE
         Discussion of
         Fund Performance

6.       Capital Stock and  DISTRIBUTION AND PERFORMANCE
         Other Securities    INFORMATION--Dividends and capital gains
                             distributions
                            FUND ORGANIZATION
                            TRANSACTION INFORMATION--Tax information
                            SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                             Information Line, Dividend reinvestment plan,
                             T.D.D. service for the hearing impaired
                            HOW TO CONTACT SCUDDER

7.       Purchase of        FUND ORGANIZATION--Underwriter
         Securities Being   PURCHASES
         Offered            TRANSACTION INFORMATION--Purchasing shares, Share
                             price, Processing time, Minimum balances, Third
                               party transactions
                            SHAREHOLDER BENEFITS--Dividend reinvestment plan
                            SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                            INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or      EXCHANGES AND REDEMPTIONS
         Repurchase         TRANSACTION INFORMATION--Redeeming shares, Tax
                             identification number, Minimum balances

9.       Pending Legal      NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 7

                        SCUDDER 21ST CENTURY GROWTH FUND
                                   (continued)

PART B

                            Caption in Statement of
Item No. Item Caption       Additional Information
-------- ------------       ----------------------

10.      Cover Page         COVER PAGE

11.      Table of Contents  TABLE OF CONTENTS

12.      General            FUND ORGANIZATION
         Information and
         History

13.      Investment         THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         Objectives and     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Policies            Portfolio turnover

14.      Management of the  INVESTMENT ADVISER
         Fund               TRUSTEES AND OFFICERS
                            REMUNERATION

15.      Control Persons    TRUSTEES AND OFFICERS
         and Principal
         Holders of
         Securities

16.      Investment         INVESTMENT ADVISER
         Advisory and       DISTRIBUTOR
         Other Services     ADDITIONAL INFORMATION--Experts, Other Information

17.      Brokerage          PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Allocation         Portfolio Turnover
         and Other
         Practices

18.      Capital Stock and  FUND ORGANIZATION
         Other Securities   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.      Purchase,          PURCHASES
         Redemption and     EXCHANGES AND REDEMPTIONS
         Pricing of         FEATURES AND SERVICES OFFERED BY THE
         Securities Being    FUND--Dividend and Capital Gain Distribution
         Offered             Options
                            SPECIAL PLAN ACCOUNTS
                            NET ASSET VALUE

20.      Tax Status         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                            TAXES

21.      Underwriters       DISTRIBUTOR

22.      Calculation of     PERFORMANCE INFORMATION
         Performance Data

23.      Financial          FINANCIAL STATEMENTS
         Statements


                            Cross Reference - Page 8

                         SCUDDER FINANCIAL SERVICES FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No. Item Caption       Prospectus Caption
-------- ------------       ------------------

1.       Cover Page         COVER PAGE

2.       Synopsis           EXPENSE INFORMATION

3.       Condensed          NOT APPLICABLE
         Financial
         Information

4.       General            INVESTMENT OBJECTIVE AND POLICIES
         Description of     WHY INVEST IN THE FUND?
         Registrant         ADDITIONAL INFORMATION ABOUT POLICIES AND
                             INVESTMENTS
                            FUND ORGANIZATION

5.       Management of the  A MESSAGE FROM SCUDDER'S CHAIRMAN
         Fund               FUND ORGANIZATION--Investment adviser, Transfer
                             agent
                            SHAREHOLDER BENEFITS--A team approach to investing
                            TRUSTEES AND OFFICERS

5A.      Management's       NOT APPLICABLE
         Discussion of
         Fund Performance

6.       Capital Stock and  DISTRIBUTION AND PERFORMANCE
         Other Securities    INFORMATION--Dividends and capital gains
                             distributions
                            FUND ORGANIZATION
                            TRANSACTION INFORMATION--Tax information
                            SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                             Information Line, Dividend reinvestment plan,
                             T.D.D. service for the hearing impaired
                            HOW TO CONTACT SCUDDER

7.       Purchase of        FUND ORGANIZATION--Underwriter
         Securities Being   PURCHASES
         Offered            TRANSACTION INFORMATION--Purchasing shares, Share
                             price, Processing time, Minimum balances, Third party transactions
                            SHAREHOLDER BENEFITS--Dividend reinvestment plan
                            SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                            INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or      EXCHANGES AND REDEMPTIONS
         Repurchase         TRANSACTION INFORMATION--Redeeming shares, Tax
                             identification number, Minimum balances

9.       Pending Legal      NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 9

                         SCUDDER FINANCIAL SERVICES FUND
                                   (continued)

PART B

                            Caption in Statement of
Item No. Item Caption       Additional Information
-------- ------------       ----------------------

10.      Cover Page         COVER PAGE

11.      Table of Contents  TABLE OF CONTENTS

12.      General            FUND ORGANIZATION
         Information and
         History

13.      Investment         THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         Objectives and     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Policies            Portfolio turnover

14.      Management of the  INVESTMENT ADVISER
         Fund               TRUSTEES AND OFFICERS
                            REMUNERATION

15.      Control Persons    TRUSTEES AND OFFICERS
         and Principal
         Holders of
         Securities

16.      Investment         INVESTMENT ADVISER
         Advisory and       DISTRIBUTOR
         Other Services     ADDITIONAL INFORMATION--Experts, Other Information

17.      Brokerage          PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Allocation         Portfolio Turnover
         and Other
         Practices

18.      Capital Stock and  FUND ORGANIZATION
         Other Securities   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.      Purchase,          PURCHASES
         Redemption and     EXCHANGES AND REDEMPTIONS
         Pricing of         FEATURES AND SERVICES OFFERED BY THE
         Securities Being    FUND--Dividend and Capital Gain Distribution
         Offered             Options
                            SPECIAL PLAN ACCOUNTS
                            NET ASSET VALUE

20.      Tax Status         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                            TAXES

21.      Underwriters       DISTRIBUTOR

22.      Calculation of     PERFORMANCE INFORMATION
         Performance Data

23.      Financial          FINANCIAL STATEMENTS
         Statements


                            Cross Reference - Page 10

                            SCUDDER HEALTH CARE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No. Item Caption       Prospectus Caption
-------- ------------       ------------------

1.       Cover Page         COVER PAGE

2.       Synopsis           EXPENSE INFORMATION

3.       Condensed          NOT APPLICABLE
         Financial
         Information

4.       General            INVESTMENT OBJECTIVE AND POLICIES
         Description of     WHY INVEST IN THE FUND?
         Registrant         ADDITIONAL INFORMATION ABOUT POLICIES AND
                             INVESTMENTS
                            FUND ORGANIZATION

5.       Management of the  A MESSAGE FROM SCUDDER'S CHAIRMAN
         Fund               FUND ORGANIZATION--Investment adviser, Transfer
                             agent
                            SHAREHOLDER BENEFITS--A team approach to investing
                            TRUSTEES AND OFFICERS

5A.      Management's       NOT APPLICABLE
         Discussion of
         Fund Performance

6.       Capital Stock and  DISTRIBUTION AND PERFORMANCE
         Other Securities    INFORMATION--Dividends and capital gains
                             distributions
                            FUND ORGANIZATION
                            TRANSACTION INFORMATION--Tax information
                            SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                             Information Line, Dividend reinvestment plan,
                             T.D.D. service for the hearing impaired
                            HOW TO CONTACT SCUDDER

7.       Purchase of        FUND ORGANIZATION--Underwriter
         Securities Being   PURCHASES
         Offered            TRANSACTION INFORMATION--Purchasing shares, Share
                             price, Processing time, Minimum balances, Third party transactions
                            SHAREHOLDER BENEFITS--Dividend reinvestment plan
                            SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                            INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or      EXCHANGES AND REDEMPTIONS
         Repurchase         TRANSACTION INFORMATION--Redeeming shares, Tax
                             identification number, Minimum balances

9.       Pending Legal      NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 11

                            SCUDDER HEALTH CARE FUND
                                   (continued)

PART B

                            Caption in Statement of
Item No. Item Caption       Additional Information
-------- ------------       ----------------------

10.      Cover Page         COVER PAGE

11.      Table of Contents  TABLE OF CONTENTS

12.      General            FUND ORGANIZATION
         Information and
         History

13.      Investment         THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         Objectives and     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Policies            Portfolio turnover


14.      Management of the  INVESTMENT ADVISER
         Fund               TRUSTEES AND OFFICERS
                            REMUNERATION

15.      Control Persons    TRUSTEES AND OFFICERS
         and Principal
         Holders of
         Securities

16.      Investment         INVESTMENT ADVISER
         Advisory and       DISTRIBUTOR
         Other Services     ADDITIONAL INFORMATION--Experts, Other Information

17.      Brokerage          PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Allocation         Portfolio Turnover
         and Other
         Practices

18.      Capital Stock and  FUND ORGANIZATION
         Other Securities   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.      Purchase,          PURCHASES
         Redemption and     EXCHANGES AND REDEMPTIONS
         Pricing of         FEATURES AND SERVICES OFFERED BY THE
         Securities Being    FUND--Dividend and Capital Gain Distribution
         Offered             Options
                            SPECIAL PLAN ACCOUNTS
                            NET ASSET VALUE

20.      Tax Status         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                            TAXES

21.      Underwriters       DISTRIBUTOR

22.      Calculation of     PERFORMANCE INFORMATION
         Performance Data

23.      Financial          FINANCIAL STATEMENTS
         Statements


                            Cross Reference - Page 12

                             SCUDDER TECHNOLOGY FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item No. Item Caption       Prospectus Caption
-------- ------------       ------------------

1.       Cover Page         COVER PAGE

2.       Synopsis           EXPENSE INFORMATION

3.       Condensed          NOT APPLICABLE
         Financial
         Information

4.       General            INVESTMENT OBJECTIVE AND POLICIES
         Description of     WHY INVEST IN THE FUND?
         Registrant         ADDITIONAL INFORMATION ABOUT POLICIES AND
                             INVESTMENTS
                            FUND ORGANIZATION

5.       Management of the  A MESSAGE FROM SCUDDER'S CHAIRMAN
         Fund               FUND ORGANIZATION--Investment adviser, Transfer
                             agent
                            SHAREHOLDER BENEFITS--A team approach to investing
                            TRUSTEES AND OFFICERS

5A.      Management's       NOT APPLICABLE
         Discussion of
         Fund Performance

6.       Capital Stock and  DISTRIBUTION AND PERFORMANCE
         Other Securities    INFORMATION--Dividends and capital gains
                             distributions
                            FUND ORGANIZATION
                            TRANSACTION INFORMATION--Tax information
                            SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                             Information Line, Dividend reinvestment plan,
                             T.D.D. service for the hearing impaired
                            HOW TO CONTACT SCUDDER

7.       Purchase of        FUND ORGANIZATION--Underwriter
         Securities Being   PURCHASES
         Offered            TRANSACTION INFORMATION--Purchasing shares, Share
                             price, Processing time, Minimum balances, Third party transactions
                            SHAREHOLDER BENEFITS--Dividend reinvestment plan
                            SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                            INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or      EXCHANGES AND REDEMPTIONS
         Repurchase         TRANSACTION INFORMATION--Redeeming shares, Tax
                             identification number, Minimum balances

9.       Pending Legal      NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 13

                             SCUDDER TECHNOLOGY FUND
                                   (continued)

PART B

                            Caption in Statement of
Item No. Item Caption       Additional Information
-------- ------------       ----------------------

10.      Cover Page         COVER PAGE

11.      Table of Contents  TABLE OF CONTENTS

12.      General            FUND ORGANIZATION
         Information and
         History

13.      Investment         THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         Objectives and     PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Policies            Portfolio turnover


14.      Management of the  INVESTMENT ADVISER
         Fund               TRUSTEES AND OFFICERS
                            REMUNERATION

15.      Control Persons    TRUSTEES AND OFFICERS
         and Principal
         Holders of
         Securities

16.      Investment         INVESTMENT ADVISER
         Advisory and       DISTRIBUTOR
         Other Services     ADDITIONAL INFORMATION--Experts, Other Information

17.      Brokerage          PORTFOLIO TRANSACTIONS--Brokerage Commissions,
         Allocation         Portfolio Turnover
         and Other
         Practices

18.      Capital Stock and  FUND ORGANIZATION
         Other Securities   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.      Purchase,          PURCHASES
         Redemption and     EXCHANGES AND REDEMPTIONS
         Pricing of         FEATURES AND SERVICES OFFERED BY THE
         Securities Being    FUND--Dividend and Capital Gain Distribution
         Offered             Options
                            SPECIAL PLAN ACCOUNTS
                            NET ASSET VALUE

20.      Tax Status         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                            TAXES

21.      Underwriters       DISTRIBUTOR

22.      Calculation of     PERFORMANCE INFORMATION
         Performance Data

23.      Financial          FINANCIAL STATEMENTS
         Statements


                            Cross Reference - Page 14

SCUDDER
CHOICE SERIES     [LOGO]


Prospectus


Scudder Financial
Services Fund

September 30, 1997,
as revised January 5, 1998

Scudder
Health Care Fund

January 5, 1998

Scudder
Technology Fund

January 5, 1998


Three pure no-load(TM) (no sales charges) mutual funds which each seek long-term growth of capital by investing primarily in common stocks and other equity securities of companies in a group of related industries.

This prospectus sets forth concisely the information about Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund, each a non-diversified series of Scudder Securities Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference. If you require more detailed information, a Statement of Additional Information dated January 5, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 3.

---------------------------------------
NOT FDIC-         MAY LOSE VALUE
INSURED           NO BANK GUARANTEE
---------------------------------------

-------------------
[LOGO] Printed with      [RECYCLE LOGO]   Printed on recycled paper
       SOY INK
-------------------

376-2-18
M1S350P
PR3500198

---------------------------------------
Expense information
---------------------------------------

--------------------------------------------------------------------------------
How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund (the "Funds"). By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account for various transactions.

                                             Scudder
                                            Financial     Scudder      Scudder
                                            Services    Health Care   Technology
                                              Fund         Fund          Fund
                                            --------    -----------   ----------
   Sales commissions to purchase shares
   (sales load)                               NONE         NONE         NONE
   Commissions to reinvest dividends          NONE         NONE         NONE
   Redemption fees                            1.00%*       1.00%*       1.00%*
   Fees to exchange shares                    1.00%*       1.00%*       1.00%*

2) Annual operating expenses: Estimated expenses paid by each Fund before it distributes its net investment income, expressed as a percentage of the average daily net assets for the initial fiscal period ended August 31, 1998.

   Investment management fee (after
   waiver)                                    0.00%**      0.00%**      0.00%**
   12b-1 fees                                 NONE         NONE         NONE
   Other expenses (after reimbursements)      1.50%**      1.75%**      1.75%**
                                              -------      -------      -------
   Total operating expenses (after waiver
   and reimbursements)                        1.50%**      1.75%**      1.75%**
                                              =======      =======      =======
Example

Based on the estimated level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders.

                                  1 Year        $15         $18          $18
                                  3 Years       $47         $55          $55

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* There is a 1% fee retained by each Fund which is imposed only on redemptions or exchanges of shares held less than one year. You may redeem by writing or calling a Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Exchanging and redeeming shares."
** Until December 31, 1998, the Adviser and certain of its subsidiaries have agreed to waive and/or reimburse all or portions of their fees payable by each Fund to the extent necessary so that the total annualized expenses of Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund do not exceed 1.50%, 1.75% and 1.75%, respectively, of each Fund's average daily net assets. If the Adviser and its subsidiaries had not agreed to waive all or portions of their fees, it is estimated that annualized Fund expenses for each Fund would be: investment management fee 0.75%, 0.85% and 0.85%, respectively; other expenses 2.30%, 2.27% and 2.27%, respectively; and total operating expenses 3.05%, 3.12% and 3.12%, respectively, for the initial fiscal period for each Fund.
--------------------------------------------------------------------------------



--
2

--------------------------------------------------------------------------------
A message from the President
--------------------------------------------------------------------------------

[PHOTO OMITTED]
Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/ Edmond D. Villani

--------------------------------------------------------------------------------
 Scudder Financial Services Fund
 Scudder Health Care Fund

 Scudder Technology Fund
--------------------------------------------------------------------------------


Investment objective

o long-term growth of capital by investing in common stocks and other equity securities of companies in a group of related industries


Investment characteristics

o actively managed equity portfolios of companies in either the financial services, health care or technology industries
o designed as long-term investments with above-average growth potential and risk
o  pure no-load(TM) funds with no sales charges, commissions or 12b-1 fees
o a 1% redemption and exchange fee on shares held less than one year, retained by each Fund for the benefit of remaining shareholders

--------------------------------------------------------------------------------
 Contents
--------------------------------------------------------------------------------

Investment objective and policies .........................................   4
Why invest in Scudder Financial
  Services Fund? ..........................................................   5
Why invest in Scudder Health Care Fund? ...................................   5
Why invest in Scudder Technology Fund? ....................................   6
U.S. investment experience ................................................   6
Additional information about policies
  and investments .........................................................   7
Distribution and performance information ..................................  10
Fund organization .........................................................  11
Transaction information ...................................................  12
Shareholder benefits ......................................................  17
Purchases .................................................................  20
Exchanges and redemptions .................................................  21
Trustees and Officers .....................................................  23
Investment products and services ..........................................  24
How to contact Scudder ....................................................  25


                                                                              --

--------------------------------------------------------------------------------
 Investment objective and policies
--------------------------------------------------------------------------------

Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund (collectively the "Funds" and individually a "Fund"), each a non-diversified series of Scudder Securities Trust (the "Trust"), seek long-term growth of capital. Each Fund pursues its investment objective by investing primarily in common stocks and other equity securities of companies in a group of related industries.

In the opinion of the Funds' investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), the Funds offer investors the opportunity to participate in the substantial long-term appreciation potential of companies in these large, dynamic industry sectors. An investment in these concentrated Funds may involve significantly greater risks and greater share price volatility than in a diversified equity mutual fund which is invested in securities of issuers in various industries. Each Fund is subject to the risk that a particular group of related stocks will decline in price due to industry-specific developments. As a result, each Fund should be considered a long-term investment and part of a well-diversified portfolio. To encourage a long-term investment holding period and to facilitate portfolio management, a 1% redemption and exchange fee is payable to each Fund for the benefit of remaining shareholders on shares held less than one year. This fee is described more fully under "Transaction information--Exchanging and redeeming shares."

Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in a Fund's investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that any Fund's objective will be met.

Investments

Under normal circumstances, each Fund will invest at least 80% of its assets in equity securities of companies in a group of related industries as described below. Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund will each invest primarily in securities of U.S. companies, but may invest in foreign companies as well. A security will be considered appropriate for a given Fund if at least 50% of its assets, revenues, or net income are related to or derived from the industry or industries designated for the Fund.


While each Fund invests predominantly in common stocks, each Fund may purchase convertible securities, rights, warrants and illiquid and restricted securities. Each Fund may enter into repurchase agreements and reverse repurchase agreements, and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. Securities may be listed on national exchanges or traded over-the-counter. Each Fund may invest up to 20% of its assets in U.S. Treasury securities, agency and instrumentality obligations. For temporary defensive purposes, each Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternate strategies may be utilized. More information about these investment techniques is provided under "Additional information about policies and investments."



--
4

The specific investment policies of the three Funds are listed below:

o Scudder Financial Services Fund invests in securities of financial services companies including commercial banks, insurance companies, thrifts, consumer finance companies, commercial finance companies, leasing companies, securities brokerage firms, asset management firms, and government-sponsored financial enterprises.

o Scudder Health Care Fund invests in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems. These include companies that operate hospitals and other health care facilities; companies that design, manufacture or sell medical supplies, equipment and support services; and pharmaceutical firms. The Fund may also invest in companies engaged in medical, diagnostic, biochemical, and biotechnological research and development.


o Scudder Technology Fund invests in securities of companies engaged in the development, production, or distribution of technology-related products or services. These types of products and services currently include computer hardware and software, technology-based service industry companies, semiconductors, office equipment and automation, data networking and telecommunications equipment and Internet-related products and services.


--------------------------------------------------------------------------------
 Why invest in Scudder Financial Services Fund?
--------------------------------------------------------------------------------

Scudder Financial Services Fund invests in the equity securities of a broad array of companies whose mission is to help their customers to save and invest, access credit or capital, or insure personal or business risks. The Fund can also invest in companies that assist financial services firms in providing these services in an efficient, cost-effective manner. The Fund's portfolio is represented by large, diversified companies doing business on a national or even global scale, as well as smaller companies operating on more of a regional basis.

In the opinion of the Adviser, the financial services industry has the potential to benefit from economic, social and political trends and thus offers substantial investment opportunity for the long-term investor. The types of companies referenced above can produce earnings and realize value for investors through expanding or tapping into new markets, introducing new products and services, and engaging in merger and acquisition activity. More specifically, some firms may benefit from key demographic changes, particularly the aging of the population in the U.S. and other developed nations. Others may take advantage of innovation in telecommunications, data processing, the Internet and other technology. Still other companies may respond to global developments such as deregulation of industry and capital markets, privatization of government-run financial enterprises and activities, and a growing need for capital, especially in the emerging markets.

In addition to the traditional risks associated with an equity sector fund, this Fund exposes investors to special risks as a result of being concentrated in the financial services industries. As discussed below in "Risk factors," these more pronounced risks revolve around changes in interest rates, economic growth, and governmental regulation.

--------------------------------------------------------------------------------
 Why invest in Scudder Health Care Fund?
--------------------------------------------------------------------------------

Scudder Health Care Fund invests in the equity securities of health care companies located throughout the world. In the opinion of the Adviser, investments in the health care industry offer potential for significant growth due to


                                                                              --
favorable demographic trends, technological advances in the industry, and innovations by companies in the diagnosis and treatment of illnesses.

The aging of the world's population, including U.S. "baby boomers," will likely create significant demand for health care products and services. The Adviser seeks to include companies in the portfolio that, because of their innovative products and services and efficient operations, will be well-positioned for growth. The Adviser may also invest in companies that develop less-invasive means of diagnosing and treating illness, such as biotechnology companies, pharmaceutical companies and medical device companies.

As discussed below in "Risk factors," investment in the Fund involves above-average risk because the assets in the portfolio are concentrated in related industries. The Adviser attempts to mitigate the overall portfolio volatility by diversifying across the many industries of the health care sector, but the investment is still subject to special industry risks. In the U.S., a substantial portion of total health care expenses are paid by government programs such as Medicaid and Medicare. If state or federal health care programs change to control costs or for other reasons, the value of stocks in the portfolio would be affected.

--------------------------------------------------------------------------------
 Why invest in Scudder Technology Fund?
--------------------------------------------------------------------------------

Scudder Technology Fund offers more aggressive investors participation in one of the highest-growth sectors, historically, of the U.S. economy. Technology industries include a wide array of producers of software and hardware, semiconductors, information technology equipment and services, as well as technology supporting Internet access and electronic commerce. The Fund seeks to invest in securities of companies that have current leadership positions in the production, development or sale of technology. Also, the Fund's portfolio will seek to include holdings of companies that, in the opinion of the Adviser, will occupy leadership positions in the future.

The past growth of the technology sector is evident, not simply in terms of the impact of technological advances, but also in the increase in the amount and value of technology within so many products. For example, automobiles, appliances, and entertainment all utilize technology to perform important functions or enhance performance. Consumer demand for these functions has continued to grow, both domestically and abroad. As the standard of living increases around the globe, the demand for products that simplify daily life and work will likely increase as well.

As discussed below in "Risk factors," investment in the Fund involves above-average risk due to rapid growth and intense competition in the technology field. Technology-related product development moves at a rapid pace, therefore current products and services are continually at risk of becoming obsolete. Competitive pressures caused by new companies and products may constrain a company's flexibility in pricing products and services.

--------------------------------------------------------------------------------
 U.S. investment experience
--------------------------------------------------------------------------------


The Adviser is one of America's largest investment managers and has been involved in U.S. stock investing for over 75 years. The Adviser manages in excess of $200 billion in assets globally. Among other funds, the Adviser manages a number of aggressive growth funds, including Scudder Development Fund, one of America's first small company mutual funds, Scudder 21st Century Growth Fund, Scudder Small Company Value Fund and Scudder Micro Cap Fund.



--
6

--------------------------------------------------------------------------------
 Additional information about policies and investments
--------------------------------------------------------------------------------

Investment restrictions


The Funds have certain investment restrictions which are designed to reduce the Funds' investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Funds' Statement of Additional Information.

As a matter of fundamental policy, the Funds may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Funds may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Funds may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Funds may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Funds have adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' Statement of Additional Information.

Common stocks


Under normal circumstances, each Fund invests primarily in common stocks issued by companies in a particular industry or group of related industries. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Fund participates in the success or failure of any company in which it holds stock. The market values of common stocks can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.


Debt securities

Consistent with each Fund's investment objective of long-term capital growth, a Fund may purchase investment-grade debt securities, which are rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. Receipt of income from debt securities is incidental to a Fund's objective of long-term growth of capital.

Convertible securities

The convertible securities in which the Funds may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities of the same type.

Repurchase agreements

As a means of earning income for periods as short as overnight, a Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, a Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

Illiquid securities


The Funds may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily


                                                                              --
marketable securities, but carry the risk that the Funds may not be able to dispose of them at an advantageous time or price.


Foreign securities

While the Funds generally emphasize investments in companies domiciled in the U.S., they may invest in listed and unlisted foreign securities that meet the same criteria as each Fund's domestic holdings. The Funds may invest in foreign securities when the anticipated performance of the foreign securities is believed by the Adviser to offer more return potential than domestic alternatives in keeping with the investment objective of a Fund. The Funds may enter into forward foreign currency exchange contracts in connection with the purchase and sale of securities denominated in a foreign currency.

Real estate investment trusts

Scudder Health Care Fund may purchase interests in real estate investment trusts ("REITs"), which pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Strategic Transactions and derivatives

The Funds may, but are not required to, utilize various other investment strategies as described below to hedge various market risks or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Funds may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and other financial instruments, and purchase and sell financial futures contracts and options thereon (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities market fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain, although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered


--
8
into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

Each Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that a Fund may use from time to time.


Non-diversified investment companies. Each Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act"), which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

Concentration. Each Fund "concentrates" (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. For a more detailed discussion of the risks associated with a particular industry, please see the "Why Invest" section for each Fund.


Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, a Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before a Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time- consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price.


Foreign securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards, thinner trading markets as compared to domestic markets and the likely impact of foreign taxes. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less governmental supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Funds may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Further, it may be more difficult for the Funds' agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or


                                                                              --
loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Real estate investment trusts. Investment in REITs may subject Scudder Health Care Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that a Fund may use and some of their risks are described more fully in the Funds' Statement of Additional Information.

--------------------------------------------------------------------------------
 Distribution and performance information
--------------------------------------------------------------------------------

Dividends and capital gains distributions

Each Fund intends to distribute any dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of a Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.


--
10

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of such dividends from net investment income may qualify for the dividends-received deduction for corporations.

Each Fund sends detailed tax information to shareholders about the amount and type of their distributions by January 31 of the following year.


Under normal investment conditions, it is anticipated that the portfolio turnover rates for Scudder Financial Services Fund and Scudder Health Care Fund will not exceed 75% and Scudder Technology Fund will not exceed 200% for each Fund's initial fiscal year. However, economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate. A higher rate involves greater brokerage expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.


Performance information


From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in a Fund for a specified period. The "average annual total return" of a Fund is the average annual compound rate of return of an investment in a Fund assuming the investment has been held for the life of a Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of a Fund. Performance will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses.


--------------------------------------------------------------------------------
 Fund organization
--------------------------------------------------------------------------------

Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund are each a non-diversified series of Scudder Securities Trust (the "Trust"), formerly known as Scudder Development Fund, an open-end, management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust in October 1985 and on December 31, 1985 assumed the business of its predecessor. Its predecessor was organized as a Delaware corporation in February 1970.

The Funds' activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.


Investment adviser

Each Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Funds under Massachusetts law.



                                                                              --

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund each pays the Adviser an annual fee of 0.75%, 0.85% and 0.85%, respectively, of the Fund's average daily net assets. The fee is payable monthly, provided that each Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of that Fund and unpaid. The fee is higher than the average management fee, but not necessarily higher than that charged by funds with a similar investment objective.


The Adviser has agreed to maintain the annualized expenses of Scudder Financial Services Fund at no more than 1.50% of the average daily net assets of the Fund until December 31, 1998.


The Adviser has agreed to maintain the annualized expenses of each of Scudder Health Care Fund and Scudder Technology Fund at no more than 1.75% of the average daily net assets of the relevant Fund until December 31, 1998.


Under each Investment Management Agreement with the Adviser, each Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of each Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

Each Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc. is located at
345 Park Avenue, New York, New York.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for each Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is each Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of a Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

State Street Bank and Trust Company is each Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of each Fund.

--------------------------------------------------------------------------------
 Transaction information
--------------------------------------------------------------------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after a Fund's transfer agent receives the purchase request in good order.


--
12

Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, a Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number.

Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to a Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy"


                                                                              --
transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Exchanging and redeeming shares


Upon the redemption or exchange of shares held less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the applicable Fund for the benefit of the remaining shareholders of that Fund. The fee is waived for all shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans. However, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to any IRA or SEP-IRA accounts. This fee is intended to encourage long-term investment in a Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. Each Fund reserves the right to modify the terms of or terminate this fee at any time.


The fee applies to redemptions from a Fund and exchanges to other Scudder funds, but not to dividend or capital gains distributions which have been automatically reinvested in a Fund. The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. See "Exchanges and Redemptions" in the Funds' Statement of Additional Information for a more detailed description of the redemption fee.


Exchanges. A Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.


The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.



Redemptions by telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.


Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach a Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the


--
14

Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (Each Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. There is a 1% fee payable to a Fund for exchanges or redemptions of shares held less than one year. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by a Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven


                                                                              --
business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. Each Fund and Scudder Investor Services, Inc. each reserve the right to reject purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in a Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of a Fund's application when you open an account. Federal tax law requires a Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period. Redemptions for failure to provide a tax identification number are not subject to the 1% redemption fee.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500 in a Fund, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan (AIP) of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in a Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be paid to that Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. A Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other information" in the Funds' Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and


--
16
valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash.

--------------------------------------------------------------------------------
 Shareholder benefits
--------------------------------------------------------------------------------


Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund are each managed by a team of Scudder Kemper investment professionals, who each play an important role in the Funds' management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. They are supported by the Adviser's large staff of quantitative analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. Scudder Kemper believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Scudder Financial Services Fund

Co-Lead Portfolio Managers Thaddeus Paluszek and Peter Taylor have responsibility for the Fund's day-to-day management and investment strategies. Mr. Paluszek, who joined the Adviser in 1993, has 18 years of investment industry experience and specializes in global banking, consumer finance, commercial finance and financial transaction processing companies. Mr. Taylor joined the Adviser in 1989 as an equity analyst and focuses on insurance companies, asset management companies and government- sponsored enterprises. Mr. Taylor has 29 years of investment industry experience. William Truscott serves as a Portfolio Manager for the Fund. Mr. Truscott, who joined the Adviser in 1992 and has 15 years of investment industry experience, was a portfolio manager and equity research analyst from 1992 to 1996, focusing on Latin American securities. He is currently the Adviser's Director of Global Equity Research.

Scudder Health Care Fund

Co-Lead Portfolio Managers Kimberly Purvis and Jim Fenger have responsibility for the Fund's day-to-day management and investment strategies. Ms. Purvis, who joined the Adviser in 1997, has 14 years of industry experience and focuses on health care services (hospitals, HMO's, etc.), medical supply distributors and medical device companies. Mr. Fenger has 15 years of investment industry experience and specializes in pharmaceutical (domestic and foreign) and biotechnology companies, as well as medical technology and hospital supply firms. Mr. Fenger has been a healthcare investment analyst with the Adviser for 15 years. Sally Yanchus, Portfolio Manager, contributes expertise in small cap medical devices and medical technology companies for the global equity group. Prior to joining the Adviser in September 1997, Ms. Yanchus was a sell-side analyst for six years covering various health care industries. Leefin Lai, Portfolio Manager, has over 5 years of investment industry experience and specializes in small- and mid-cap technology and biotechnology companies. Prior to joining the Adviser, Ms. Lai was a senior tax accountant for Baxter Healthcare Corporation and a tax specialist for KPMG Peat Marwick.

Scudder Technology Fund

Brooks Dougherty, Lead Portfolio Manager, joined the Adviser in 1993 as an equity analyst specializing in technology companies. Mr. Dougherty has 14 years of industry experience. Robert Horton, Portfolio Manager, joined the Adviser in 1996 and has 9 years of industry experience. Virginea Stuart, Portfolio Manager, joined the Adviser in 1996 and has 4 years of industry experience. Paul Svetz, Portfolio Manager, joined the



--
17

Adviser in 1988 and has over 25 years of industry experience. Christine Chien, Portfolio Manager, specializes in networking, semiconductors, semiconductor equipment, personal computers, workstations, CAD/CAM and household products. Ms. Chien, who has 11 years of investment industry experience, joined the Adviser in 1991. Deb Koch, Portfolio Manager, is responsible for security analysis for software/data services, aerospace/defense and conglomerates. Ms. Koch joined the Adviser in 1992.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.


--
18

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


                                                                              --

------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:    or       by express, registered,
                                                                                or certified mail to:

                                                The Scudder Funds               Scudder Shareholder
                                                P.O. Box 2291                   Service Center
                                                Boston, MA                      42 Longwater Drive
                                                02107-2291                      Norwell, MA
                                                                                02061-1612

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail               Send a check with a Scudder investment slip, or with a
payable to "The                             instruction including your account number and the
Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                    o By Wire               Please see Transaction information--Purchasing shares--
                                            By  wire for details, including the ABA wire transfer number.

                    o In Person             Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center
                                            locations are listed under Shareholder benefits.

                    o By Telephone          Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o By Automatic          You may arrange to make investments on aregular basis regular basis
                      Investment Plan       through automatic deductions from your bank checking
                      ($50 minimum)         account. Please call 1-800-225-5163  for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------


--
20

---------------------------------------
 Exchanges and redemptions
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Exchanging        Minimum investments:  $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day).

There is a        o By Mail          Print or type your instructions and include:
1% fee payable      or Fax             -   the name of the Fund and the account number you are exchanging from;
to the Fund for                        -   your name(s) and address as they appear on your account;
exchanges of                           -   the dollar amount or number of shares you wish to exchange;
shares held less                       -   the name of the Fund you are exchanging into;
than one year.                         -   your signature(s) as it appears on your account; and
                                           a daytime telephone number.

                                     Send your instructions
                                     by regular mail to:      or   by express, registered,   or   by fax to:
                                                                   or certified mail to:

                                     The Scudder Funds             Scudder Shareholder            1-800-821-6234
                                     P.O. Box 2291                 Service Center
                                     Boston, MA 02107-2291         42 Longwater Drive
                                                                   Norwell, MA
                                                                   02061-1612
------------------------------------------------------------------------------------------------------------------------
Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

There is a        o By Mail          Send your instructions for redemption to the appropriate address or fax number
1% fee payable      or Fax           above and include:
to the Fund for                        - the name of the Fund and account
exchanges of                             number you are redeeming from;
shares held less                       - your name(s) and address as they appear on
than one year.                           your account;
                                       - the dollar amount or number of shares you wish to redeem;
                                       - your signature(s) as it appears on your account; and
                                         a daytime telephone number.

                                     A signature guarantee is required for redemptions over $100,000.
                                     See Transaction information--Redeeming shares following these tables.

                  o By Automatic     You may arrange to receive automatic cash payments periodically if the value
                    Withdrawal       of your account is $10,000 or more. Call 1-800-225-5163 for more information
                    Plan             and an enrollment form.
------------------------------------------------------------------------------------------------------------------------


                                                                              --

--------------------------------------------------------------------------------
 Scudder Kemper tax-advantaged retirement plans
--------------------------------------------------------------------------------

Scudder Kemper offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.


o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.



--
22

--------------------------------------------------------------------------------
 Trustees and Officers
--------------------------------------------------------------------------------

Daniel Pierce*
   President and Trustee

Paul Bancroft III
   Trustee; Venture Capitalist and Consultant

Sheryle J. Bolton
   Trustee; Consultant

William T. Burgin
   Trustee; General Partner, Bessemer Venture Partners

Thomas J. Devine
   Trustee; Consultant

Keith R. Fox
   Trustee; President, Exeter Capital Management Corporation

William H. Luers
   Trustee; President, The Metropolitan Museum of Art

Wilson Nolen
   Trustee; Consultant

Kathryn L. Quirk*
   Trustee, Vice President and Assistant Secretary

Robert W. Lear
   Honorary Trustee; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Robert G. Stone, Jr.
   Honorary Trustee; Chairman of the Board and Director, Kirby Corporation

Edmund R. Swanberg*
   Honorary Trustee

Peter Chin*
   Vice President

James M. Eysenbach*
   Vice President

Philip S. Fortuna*
   Vice President

Jerard K. Hartman*
   Vice President

Thomas W. Joseph*
   Vice President

Roy C. McKay*
   Vice President

Thomas F. McDonough*
   Vice President and Secretary


Edward J. O'Connell*
   Vice President and Assistant Treasurer

Richard W. Desmond*
   Assistant Secretary

Caroline Pearson*
   Assistant Secretary

*Scudder Kemper Investments, Inc.


                                                                              --

--------------------------------------------------------------------------------
   Investment products and services
--------------------------------------------------------------------------------


The Scudder Family of Funds++
--------------------------------------------------------------------------------

Money Market

  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium  Shares*
   Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+

  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+

  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income

  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income

  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation

  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income

  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth

  Value

   Scudder Large Company Value  Fund
   Scudder Value Fund
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund

  Growth

   Scudder Classic Growth Fund
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth

  Worldwide

   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Scudder Global Discovery Fund
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional

   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Scudder Choice Series

  Scudder Financial Services Fund
  Scudder Health Care Fund
  Scudder Technology Fund

Retirement Programs

  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **++++
   (a variable annuity)

Education Accounts

  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. ++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ++++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.



--
24

--------------------------------------------------------------------------------
 How to contact Scudder
--------------------------------------------------------------------------------

Account Service and Information:

      For existing account service and transactions
            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions
            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions
            Scudder Investor Relations -- 1-800-225-2470
                                            Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans
            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application
            Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program
            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

             Boca Raton     Chicago     San Francisco
             Boston         New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.


                                                                              --

                         SCUDDER FINANCIAL SERVICES FUND

                            SCUDDER HEALTH CARE FUND

                             SCUDDER TECHNOLOGY FUND

     Three Pure No-Load(TM) (No Sales Charges) Mutual Funds Which Each Seek
                 Long-Term Growth of Capital Through Investment
       Primarily in Common Stocks and Other Equity Securities of Companies
                        in a Group of Related Industries

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                 January 5, 1998

--------------------------------------------------------------------------------

      This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund dated January 5, 1998, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS

                                                                            Page

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES..................................1
      General Investment Objective and Policies................................1
      Scudder Financial Services Fund..........................................1
      Scudder Health Care Fund.................................................1
      Scudder Technology Fund..................................................2
      Specialized Investment Techniques........................................3
      Investment Restrictions.................................................10

PURCHASES.....................................................................11
      Additional Information About Opening An Account.........................11
      Additional Information About Making Subsequent Investments..............11
      Additional Information About Making Subsequent Investments by QuickBuy..12
      Checks..................................................................12
      Wire Transfer of Federal Funds..........................................12
      Share Price.............................................................13
      Share Certificates......................................................13
      Other Information.......................................................13

EXCHANGES AND REDEMPTIONS.....................................................13
      Exchanges...............................................................13
      Special Redemption and Exchange Information.............................14
      Redemption by Telephone.................................................15
      Redemption by QuickSell.................................................15
      Redemption by Mail or Fax...............................................16
      Redemption-in-Kind......................................................16
      Other Information.......................................................16

FEATURES AND SERVICES OFFERED BY THE FUNDS....................................17
      The Pure No-Load(TM) Concept............................................17
      Internet access.........................................................18
      Dividend and Capital Gain Distribution Options..........................19
      Scudder Investor Centers................................................19
      Reports to Shareholders.................................................20
      Transaction Summaries...................................................20

THE SCUDDER FAMILY OF FUNDS...................................................20

SPECIAL PLAN ACCOUNTS.........................................................24
      Scudder Retirement Plans: Profit-Sharing and Money Purchase Pension
         Plans for Corporations and Self-Employed Individuals.................24
      Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations
         and Self-Employed Individuals........................................25
      Scudder IRA:  Individual Retirement Account.............................25
      Scudder Roth IRA:  Individual Retirement Account........................26
      Scudder 403(b) Plan.....................................................26
      Automatic Withdrawal Plan...............................................26
      Group or Salary Deduction Plan..........................................27
      Automatic Investment Plan...............................................27
      Uniform Transfers/Gifts to Minors Act...................................27

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.....................................28

PERFORMANCE INFORMATION.......................................................28
      Average Annual Total Return.............................................28
      Cumulative Total Return.................................................29
      Total Return............................................................29

                                                                            Page

      Comparison of Fund Performance..........................................29

ORGANIZATION OF THE FUNDS.....................................................32

INVESTMENT ADVISER............................................................33
      Personal Investments by Employees of the Adviser........................37

TRUSTEES AND OFFICERS.........................................................37

REMUNERATION..................................................................39
      Responsibilities of the Board--Board and Committee Meetings.............39
      Compensation of Officers and Trustees...................................40

DISTRIBUTOR...................................................................40

TAXES.........................................................................41

PORTFOLIO TRANSACTIONS........................................................45
      Brokerage Commissions...................................................45
      Portfolio Turnover......................................................46

NET ASSET VALUE...............................................................46

ADDITIONAL INFORMATION........................................................47
      Experts.................................................................47
      Other Information.......................................................47

FINANCIAL STATEMENTS..........................................................48

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

       (See "Investment objective and policies" in the Funds' prospectus.)

      Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund (individually the "Fund," collectively the "Funds") are each series of Scudder Securities Trust (the "Trust"), an open-end management investment company, which continuously offer and redeem shares at net asset value. Each Fund is a company of the type commonly known as a mutual fund.

General Investment Objective and Policies

Scudder Financial Services Fund

      Scudder Financial Services Fund's ("Financial Services Fund") investment objective is to seek long-term growth of capital primarily through investment in equity securities of financial services companies, including commercial banks, insurance companies, thrifts, consumer finance, commercial finance, leasing, securities brokerage firms, asset management firms and government-sponsored financial enterprises.

      Financial Services Fund invests in a broad array of companies whose mission is to help their customers to save and invest, access credit or capital, or insure personal or business risks. The Fund can also invest in companies that assist financial service firms in providing these services in an efficient, cost-effective manner. The Fund's portfolio is represented by large, diversified companies doing business on a national or even global scale, as well as smaller companies operating on more of a regional basis.


      In the opinion of the Fund's investment adviser, Scudder Kemper Investments, Inc., (the "Adviser"), financial services industries have the potential to benefit from economic, social and political trends and thus offer substantial investment opportunity for the long-term investor. The types of companies referenced above can produce earnings and realize value for investors through expanding or tapping into new markets, introducing new products and services, and engaging in merger and acquisition activity. More specifically, some firms may benefit from key demographic changes, particularly the aging of the population in the U.S. and other developed nations. Others may take advantage of innovation in telecommunications, data processing, the Internet and other technology. Still other companies may respond to global developments such as deregulation of industry and capital markets, privatization of government-run financial enterprises and activities, and a growing need for capital, especially in the emerging markets. The Fund may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Fund may also borrow under reverse repurchase agreements. The Investment Company Act of 1940 (the "1940 Act") requires borrowings to have 300% asset coverage.


      In addition to the traditional risks associated with an equity sector fund, this Fund exposes investors to special risks as a result of being concentrated in the financial services industries. These more pronounced risks revolve around changes in interest rates, economic growth, and governmental regulation.

Scudder Health Care Fund

      Scudder Health Care Fund's ("Health Care Fund") investment objective is to seek long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems. These include companies that operate hospitals and other health care facilities; companies that design, manufacture or sell medical supplies, equipment and support services; and pharmaceutical firms. Health Care Fund may also invest in companies engaged in medical, diagnostic, biochemical and biotechnological research and development.

      Health Care Fund invests in the equity securities of health care companies located throughout the world. In the opinion of the Adviser, investments in the health care industry offer potential for significant growth due to favorable demographic trends, technological advances in the industry, and innovations by companies in the diagnosis and treatment of illnesses.

      The aging of the world's population, including U.S. "baby boomers," will likely create significant demand for health care products and services. The Adviser seeks to include companies in the portfolio that, because of their innovative products and services and efficient operations, will be well-positioned for growth. The Adviser may also invest in companies that develop less invasive means of diagnosing and treating illness such as biotechnology companies, pharmaceutical companies, and medical device companies. The Fund may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Fund may also borrow under reverse repurchase agreements. The 1940 Act requires borrowings to have 300% asset coverage.


      Investment in the Fund involves above-average risk because the assets in the portfolio are concentrated in related industries. The Adviser attempts to mitigate the overall portfolio volatility by diversifying across the many industries of the health care sector, but the investment is still subject to special industry risks. In the U.S., a substantial portion of total health care expenses are paid by government programs such as Medicaid and Medicare. If state or federal health care programs change to control costs or for other reasons, the value of stocks in the portfolio would be affected.

Scudder Technology Fund

      Scudder Technology Fund's ("Technology Fund") investment objective is to seek long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services. These types of products and services currently include computer hardware and software, computer-based services, semi-conductors, office equipment and automation, and Internet-related products and services.

      Technology Fund offers more aggressive investors participation in one of the highest-growth sectors, historically, of the U.S. economy. Technology industries include a wide array of producers of software and hardware, semiconductors, information technology equipment and services, as well as technology supporting Internet access and electronic commerce. The Fund seeks to invest in securities of companies that have current leadership positions in the production, development or sale of technology. Also, the Fund's portfolio will seek to include holdings of companies that, in the opinion of the Adviser, will occupy leadership positions in the future.


      The past growth of the technology sector is evident, not simply in terms of the impact of technological advances, but also in the increase in the amount and value of technology within so many products. For example, automobiles, appliances, and entertainment all utilize technology to perform important functions or enhance performance. Consumer demand for these functions has continued to grow, both domestically and abroad. As the standard of living increases around the globe, the demand for products that simplify daily life and work will likely increase as well. The Fund may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Fund may also borrow under reverse repurchase agreements. The 1940 Act requires borrowings to have 300% asset coverage.


      Investment in the Fund involves above-average risk due to rapid growth and intense competition in the technology field. Technology-related product development moves at a rapid pace, therefore current products and services are continually at risk of becoming obsolete. Competitive pressures caused by new companies and products may constrain a company's flexibility in pricing products and services.


Master/feeder structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Specialized Investment Techniques


Concentration. Each Fund "concentrates" (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. For a more detailed discussion of the risks associated with a particular industry, please see "THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES."


Debt Securities. When the Adviser believes that it is appropriate to do so in order to achieve a Fund's objective of long-term capital appreciation, each Fund may invest in debt securities, including bonds of private issuers. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, judged to be of equivalent quality as determined by the Adviser.

Convertible Securities. Each Fund may invest in convertible securities which are bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities can provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

      The convertible securities in which a Fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As fixed income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

      Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONs). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations a Fund may purchase.

      A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

      For purposes of the 1940 Act a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to a Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to a Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.


Borrowing. As a matter of fundamental policy, each Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase a Fund's volatility and the risk of loss in a declining market. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Illiquid or Restricted Securities. Each Fund may invest a portion of its assets in securities for which there is not an active trading market including securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 or which are otherwise not readily marketable. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. Disposing of illiquid or restricted securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. Each Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Funds' Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.


Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the fixed-income securities in a Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. A Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing its assets in illiquid securities.

      If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

      Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

      Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. A Fund will not sell put options if, as a result, more than 50% of that Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      A Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and multiple interest rate transactions and any combination of futures, options, and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Fund may enter are interest rate, and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where they do not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that a Fund segregate cash or liquid assets with its custodian, State Street Bank and Trust Company (the "Custodian") to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

      Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require a Fund to hold an amount of that currency or liquid securities denominated in that currency equal to a Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

      OTC options entered into by a Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, and a Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, each Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

      Each Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")



When-Issued Securities. Each Fund may from time to time purchase equity and debt securities on a "when-issued" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to a Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, it is a Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Funds do not believe that their net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Investment Restrictions

      Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of a Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

      As a matter of fundamental policy, each Fund may not:

      (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (5) purchase physical commodities or contracts related to physical commodities; or

      (6) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

      As a matter of nonfundamental policy, each Fund may not:

      (a) invest more than 15% of the Fund's total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days.

      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

                                    PURCHASES

    (See "Purchases" and "Transaction information" in the Funds' prospectus.)

Additional Information About Opening An Account

      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of a Fund's shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have certified a Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or social security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to a Fund promptly.

      The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual

Retirement Account (IRA), Scudder pension and profit sharing, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any Scudder Investor Services, Inc. office listed in the Funds' prospectus. A two-part invoice of the purchase will be mailed out promptly following receipt of a request to buy. Payment should be attached to a copy of the invoice for proper identification. Federal regulations require that payment be received within three business days. If payment is not received within that time, the shares may be canceled. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, a Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to a Fund.

Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

      A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

      If shares of a Fund are purchased by a check which proves to be uncollectible, that Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, a Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

      To obtain the net asset value determined as of the close of regular trading on the Exchange, on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by the Custodian of "wired funds," but the right to charge investors for this service is reserved.


      Boston banks are closed on certain local holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such funds on behalf of the Funds.


Share Price

      Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Funds, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

Share Certificates

      Due to the desire of Fund management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund.

Other Information


      If purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through a member of the NASD, other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.


      The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., certification of exempt status from exempt investors), will be returned to the investor.

      Each Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

                (See "Exchanges and redemptions" and "Transaction
                     information" in the Funds' prospectus.)

Exchanges

      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information--Redeeming shares--Signature guarantees" in the Funds' prospectus.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the net asset value determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic exchanges will continue until the shareholder requests by phone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserve the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. However, shares that are exchanged from a Fund may be subject to the Funds' 1% redemption fee. (See "Special Redemption and Exchange Information") An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Funds and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.


      Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Special Redemption and Exchange Information

      In general, shares of each Fund may be exchanged or redeemed at net asset value. However, shares of a Fund held for less than one year are redeemable at a price equal to 99% of that Fund's then current net asset value per share. This 1% discount, referred to in the prospectus and this Statement of Additional Information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in a Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. Each Fund reserves the right to modify the terms of or terminate this fee at any time.

      The redemption fee will not be applied to (a) a redemption of shares held in certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and profit sharing and money purchase pension plans (however, this fee waiver does not apply to IRA and SEP-IRA accounts), (b) a redemption of any shares of a Fund outstanding for one year or more, (c) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by a Fund), (d) a redemption of shares due to the death of the registered shareholder of a Fund account, or, due to the death of all registered shareholders of a Fund account with more than one registered shareholder, (i.e., joint tenant account), upon receipt by Scudder Service Corporation of appropriate written instructions and documentation satisfactory to Scudder Service Corporation, or (e) a redemption of shares by a Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information. However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. For this purpose and without regard to the shares actually redeemed, shares will be redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. Finally, if a shareholder enters into a transaction in Fund shares which, although it may technically be treated as a redemption and purchase for recordkeeping purposes, does not involve the termination of economic interest in a Fund, no redemption fee will apply and applicability of the redemption fee, if any, on any subsequent redemption or exchange will be determined by reference to the date the shares were originally purchased, and not the date of the transaction.

Redemption by Telephone


      Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.


      (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

      Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.


      It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.


      The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind

      The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the period.

Other Information


      Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to the Fund through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order with a proper original signature guarantee, as described in the Fund's prospectus under "Transaction information--Signature guarantees," should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

      If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. A Fund does not impose a repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

      The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

      Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an IRA), if an automatic investment plan
(AIP) of $100/month ($50/month for an IRA) is established.

      Shareholders who maintain a non-fiduciary account balance of less than $2,500 in a Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. A Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

             (See "Shareholder benefits" in the Funds' prospectus.)

The Pure No-Load(TM) Concept


      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.


      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based Rule 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.


      Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.


================================================================================
                     Scudder                                     No-Load Fund
    YEARS        Pure No-Load(TM)  8.50% Load   Load Fund with    with 0.25%
                      Fund            Fund      0.75% 12b-1 Fee   12b-1 Fee
--------------------------------------------------------------------------------

       10            $25,937        $23,733         $24,222        $25,354
--------------------------------------------------------------------------------

       15             41,772         38,222          37,698         40,371
--------------------------------------------------------------------------------

       20             67,275         61,557          58,672         64,282
================================================================================

      Investors are encouraged to review the fee tables on page 2 of the Funds' prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

      The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

      Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

      Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

      An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

      A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to Contact Scudder" in the Funds' prospectus for the address.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

      Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectus. The Investor Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Investor Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectus.

Reports to Shareholders

      Each Fund issues to its shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. Each distribution will be accompanied by a brief explanation of the source of the distribution.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

   Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

   Growth


      Scudder Classic Growth Fund seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual


      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

      Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL GROWTH

   Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

      Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

   Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal Plan"
                           in the Fund's prospectus.)

      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

      Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

      The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of       ------------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25            $253,680          $973,704        $4,091,908
        35             139,522           361,887           999,914
        45              69,439           126,005           235,620
        55              26,414            35,062            46,699

      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of       ------------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25            $119,318          $287,021          $741,431
        35              73,094           136,868           267,697
        45              40,166            59,821            90,764
        55              16,709            20,286            24,681


Scudder Roth IRA:  Individual Retirement Account

      Shares of the Fund(s) may be purchased as the underlying investment for an individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

      A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

      An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

      All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first time home purchase ($10,000 maximum, one-time use), or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include distributions that are (i) properly rolled over, (ii) one of a series of substantially equal payments over a period that does not exceed life expectancy (iii) exempt withdrawals of excess distributions, (iv) for deductible medical expenses, (v) for certain health insurance premiums in the event of unemployment, and (vi) for qualified higher education expenses.

      An individual with less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


Scudder 403(b) Plan

      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the [Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.


      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan


      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

      The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.


Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.


      The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

      (See "Distribution and performance information--Dividends and capital gains distributions" in the Funds' prospectus.)

      Each Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

      If a Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. (See "TAXES.") In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than such an amount.

      Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by a Fund, to the extent permissible, as part of that Fund's dividend paid deduction on its federal tax return.

      The Trust intends to distribute a Fund's investment company taxable income and any net realized capital gains in November or December, although an additional distribution may be made if necessary. Both types of distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

      Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year a Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

                       (See "Distribution and performance
        information--Performance information" in the Funds' prospectus.)

      From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

      Average annual total return is the average annual compound rate of return for the periods of one year and the life of a Fund, ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:

             T     =     Average Annual Total Return
             P     =     a hypothetical initial payment of $1,000
             n     =     number of years
             ERV   =     ending redeemable value: ERV is the value, at the end
                         of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

      Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rate of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) -1
Where:

             C     =     Cumulative Total Return
             P     =     a hypothetical initial investment of $1,000
             ERV   =     ending redeemable value: ERV is the value, at the end
                         of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Total Return

      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.


      Quotations of the Fund's performance are historical and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's expenses.


Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, a Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

               (See "Fund organization" in the Funds' prospectus.)

      The Funds are series of Scudder Securities Trust, formerly Scudder Development Fund, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into seven series, Scudder Development Fund, Scudder Small Company Value Fund, Scudder Micro Cap Fund, Scudder 21st Century Growth Fund, Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund.

      The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Funds has equal rights with each other share of the Funds as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.

      The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.


      The Trustees, in their discretion, may authorize the division of shares of the Funds (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.


      The Declaration of Trust provides that obligations of a Fund are not binding upon the Trustees individually but only upon the property of a Fund, that a Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that a Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

                               INVESTMENT ADVISER

     (See "Fund organization--Investment adviser" in the Funds' prospectus.)


      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.


      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.


      The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which a Fund may invest, the conclusions and investment decisions of the Adviser with respect to a Fund are based primarily on the analyses of its own research department.

      Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to a Fund.


      The transaction between Scudder and Zurich resulted in the assignment of the Financial Services Fund's investment management agreement with Scudder, that agreement automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement between the Fund and the Adviser was approved by the Fund's Trustees on September 11, 1997. The new investment management agreement (the "Agreement") became effective as of December __, 1997 and will be in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement which it supersedes. The Agreement incorporates conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration. The Investment Management Agreements between the Health Care Fund and the Technology Fund and the Adviser are each dated December 31, 1997 and were approved by the Trustees on December 3, 1997 and by the initial shareholder of each Fund on January 2, 1998. Each Investment Management Agreement (the "Agreements") will continue in effect from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to the Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees on behalf of the Fund or of a majority of the outstanding voting securities of the Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

      Under the Agreements, the Adviser regularly provides a Fund with continuing investment management for a Fund's portfolio consistent with each Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to a Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.


      Under the Agreements, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Fund (such as the Funds' transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Fund's federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Funds under applicable federal and state securities laws; maintaining each Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget; processing the payment of each Fund's bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting each Fund in the conduct of its business, subject to the direction and control of the Trustees.

      The Adviser pays the compensation and expenses of all Trustees, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of the Trust affiliated with the Adviser and makes available, without expense to the Funds, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Funds' office space and facilities.


      For these services, Financial Services Fund, Health Care Fund and Technology Fund will each pay the Adviser an annual fee equal to 0.75%, 0.85% and 0.85%, respectively, of the relevant Fund's average daily net assets payable monthly, provided each Fund will make interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed until December 31, 1998 to maintain the total annualized expenses of each of the Financial Services Fund, Health Care Fund and Technology Fund at no more than 1.50%, 1.75% and 1.75%, respectively, of the average daily net assets of each Fund.


      Under the Agreements, the Funds are responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Funds' accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Funds who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Funds may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of a Fund. The Funds are also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of Funds with respect thereto.

      The Agreements require the Adviser to reimburse the Funds for all or a portion of advances of their management fee to the extent annual expenses of a Fund (including the management fee stated above) exceed the limitations prescribed by any state in which a Fund's shares are offered for sale. Management has been advised that, while most states have eliminated expense limitations, the lowest of such limitations is presently 2 1/2% of average daily net assets up to $30 million, 2% of the next $70 million of average daily net assets and 1 1/2% of average daily net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations. Any such fee advance required to be returned to a Fund will be returned as promptly as practicable after the end of each Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year to date expenses to exceed the cumulative pro rata expense limitations at the time of such payment.


      The Agreements identify the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Funds, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.


      In reviewing the terms of the Agreements and in discussions with the Adviser concerning such Agreements, the Trustees of the Trust who are not "interested persons" of the Adviser are represented by independent counsel at the Funds' expense.

      The Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

      The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.


      None of the officers or Trustees of the Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of that Fund.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS


                                                                              Position with
                                                                              Underwriter,
Name, Age                    Position                                         Scudder Investor
and Address                  with Trust           Principal Occupation**      Services, Inc.
-----------                  ----------           ----------------------      --------------

Daniel Pierce+*(63)          President and        Chairman of the Board and   Vice President,
                             Trustee              Managing Director of        Director and
                                                  Scudder Kemper              Assistant Treasurer
                                                  Investments, Inc.

Paul Bancroft III (67)       Trustee              Venture Capitalist and              --
1120 Cheston Lane                                 Consultant; Retired,
Queenstown, MD 21658                              President, Chief
                                                  Executive Officer and
                                                  Director of Bessemer
                                                  Securities Corporation

Sheryle J. Bolton (51)       Trustee              Consultant                          --
560 White Plains Road
Tarrytown, NY  10591

William T. Burgin (54)       Trustee              General Partner, Bessemer          --
P.O. Box 580                                      Venture Partners
Dover, MA 02030-0580

Thomas J. Devine (70)        Trustee              Consultant                          --
641 Lexington Avenue,
28th Floor
New York, NY 10022

Keith R. Fox (43)            Trustee              President, Exeter Capital           --
10 East 53rd Street                               Management Corporation
New York, NY 10022

                                                                              Position with
                                                                              Underwriter,
Name, Age                    Position                                         Scudder Investor
and Address                  with Trust           Principal Occupation**      Services, Inc.
-----------                  ----------           ----------------------      --------------

William H. Luers (68)        Trustee              President, The                     --
993 Fifth Avenue                                  Metropolitan Museum of Art
New York, NY  10028

Wilson Nolen (70)            Trustee              Consultant (1989 until              --
1120 Fifth Avenue                                 present); Corporate Vice
New York, NY 10128                                President of Becton,
                                                  Dickinson & Company,
                                                  manufacturer of medical
                                                  and scientific products
                                                  (until June 1989)

Kathryn L. Quirk++ (44)      Trustee, Vice        Managing Director of        Vice President
                             President and        Scudder Kemper
                             Assistant Secretary  Investments, Inc.

Robert W. Lear (80)          Honorary Trustee     Executive-in-Residence,             --
429 Silvermine Road                               Visiting Professor,
New Canaan, CT 06840                              Columbia University
                                                  Graduate School of
                                                  Business

Robert G. Stone, Jr. (74)    Honorary Trustee     Chairman of the Board and          --
405 Lexington Avenue,                             Director, Kirby
39th Floor                                        Corporation (inland and
New York, NY 10174                                offshore marine
                                                  transportation and diesel
                                                  repairs)

Edmund R. Swanberg++ (75)    Honorary Trustee     Advisory Managing                  --
                                                  Director of Scudder
                                                  Kemper Investments, Inc.

Peter Chin++ (55)            Vice President       Principal of Scudder               --
                                                  Kemper Investments, Inc.

James M. Eysenbach@ (35)     Vice President       Vice President of Scudder          --
                                                  Kemper Investments, Inc.

Philip S. Fortuna++ (39)     Vice President       Managing Director of               --
                                                  Scudder Kemper
                                                  Investments, Inc.

Jerard K. Hartman++ (64)     Vice President       Managing Director of               --
                                                  Scudder Kemper
                                                  Investments, Inc.

Thomas W. Joseph+ (58)       Vice President       Principal of Scudder        Vice President,
                                                  Kemper Investments, Inc.    Director, Treasurer
                                                                              and Assistant Clerk

                                                                              Position with
                                                                              Underwriter,
Name, Age                    Position                                         Scudder Investor
and Address                  with Trust           Principal Occupation**      Services, Inc.
-----------                  ----------           ----------------------      --------------

Thomas F. McDonough+ (50)    Vice President and   Principal of Scudder        Clerk
                             Secretary            Kemper Investments, Inc.


Roy C. McKay++ (54)          Vice President       Managing Director of               --
                                                  Scudder Kemper
                                                  Investments, Inc.

Edward J. O'Connell++ (52)   Vice President and   Principal of Scudder        Assistant Treasurer
                             Assistant            Kemper Investments, Inc.
                             Treasurer

Richard W. Desmond++ (61)    Assistant            Vice President of Scudder   Vice President
                             Secretary            Kemper Investments, Inc.

Caroline Pearson (35)        Assistant Secretary  Vice President of Scudder            --
                                                  Kemper Investments, Inc.

* Mr. Pierce and Ms. Quirk are considered by the Funds and counsel to be persons who are "interested persons" of the Adviser or of the Funds, within the meaning of the Investment Company Act of 1940, as amended.
** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
# Ms. Quirk is a member of the Executive Committee for the Trust, which may exercise all of the powers of the Trustees when they are not in session.
+     Address:  Two International Place, Boston, Massachusetts
++    Address:  345 Park Avenue, New York, New York
@     Address:  101 California Street, Suite 4100, San Francisco, CA 94111-5886


      The Trustees and officers of the Funds also serve in similar capacities with other Scudder Funds.

      All Trustees and officers as a group owned less than 1% of each Fund's outstanding shares as of the commencement of operations.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

      The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with the Adviser. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

      The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Funds' independent public accountants and by independent legal counsel selected by the Independent Trustees.

      All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls.


      The Independent Trustees met 14 times during 1996, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above.


Compensation of Officers and Trustees

      The Independent Trustees receive the following compensation from each
Fund: an annual trustee's fee of $4,000; a fee of $400 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between each Fund and the Adviser or any affiliate of the Adviser; $150 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings or other activities.

      The Independent Trustees may also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1996 from the Trust and from all of Scudder funds as a group.

            Name           Scudder Securities Trust*        All Scudder Funds
            ----           -------------------------        -----------------

Paul Bancroft III,                  $17,572               $143,358    (16 funds)
Trustee
Sheryle J. Bolton,                    $0                  $71,200     (9 funds)
Trustee
Thomas J. Devine,                   $18,672               $156,058    (18 funds)
Trustee
Keith R. Fox,                       $18,372               $87,508     (10 funds)
Trustee
Wilson Nolen,                       $19,172               $165,608    (17 funds)
Trustee
Robert G. Stone, Jr.,               $1,272                $12,272 **  (2 funds)
Honorary Trustee

* Scudder Securities Trust consists of seven funds: Scudder Development Fund, Scudder Small Company Value Fund, Scudder Micro Cap Fund, Scudder 21st Century Growth Fund, Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund. Scudder Micro Cap Fund commenced operations on August 12, 1996. Scudder 21st Century Growth Fund commenced operations on September 9, 1996. Scudder Financial Services Fund commenced operations on September 30, 1997. Scudder Health Care Fund and Scudder Technology Fund each commenced operations on January 5, 1998.

** This amount does not reflect $6,189 in retirement benefits accrued as part of Fund Complex expenses, and $6,000 in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Stone as additional compensation for serving on the Board of The Japan Fund, Inc.

                                   DISTRIBUTOR

      The Trust has an underwriting agreement with Scudder Investor Services, Inc., a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 30, 1995 will remain in effect until September 30, 1998 and from year to year thereafter only if their continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of a Fund. The underwriting agreement was last approved by the Trustees on December 3, 1997.


      Under the underwriting agreement, the Funds are responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering each Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Funds and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Funds to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Funds, unless a Rule 12b-1 Plan is in effect which provides that the Funds shall bear some or all of such expenses.

Note: Although the Funds do not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Funds would also pay those fees and expenses permitted to be paid or assumed by the Funds pursuant to a 12b-1 Plan, if any, were adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

      As agent, the Distributor currently offers shares of the Funds on a continuous basis to investors in all states in which shares of a Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Funds.

                                      TAXES

      (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax information,
              Tax identification number" in the Funds' prospectus.)

      Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. They intend to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

      Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.

      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, that Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by a Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If a Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations are not expected to comprise a substantial part of a Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of a Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days.

      Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      A qualifying individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income (up to $2,000 per individual for married couples if only one spouse has earned income) for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

      Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      Each Fund intends to qualify for and may make the election permitted under
Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by a Fund to foreign countries (which taxes relate primarily to investment income). Each Fund may make an election under
Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

      If a Fund does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to that Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by a Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

      Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If a Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

      Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by a Fund.

      Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of a Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

      Subchapter M of the Code requires a Fund to realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. Each Fund's options, futures and forward transactions may increase the amount of gains realized by a Fund that are subject to this 30% limitation. Accordingly, the amount of such transactions that may undertake may be limited.

      Positions of a Fund which consist of at least one position not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes a

Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      If a Fund invests in stock of certain foreign investment companies, that Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of a Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of a Fund, other than the taxable year of the excess distribution or disposition, would be taxed to a Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in a Fund's investment company taxable income and, accordingly, would not be taxable to that Fund to the extent distributed by the Fund as a dividend to its shareholders.

      A Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in a Fund's investment company taxable income and net capital gain which, to the extent distributed by a Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to that Fund. In order to make this election, a Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. A Fund may make an election with respect to those foreign investment companies which provide that Fund with the required information.

      If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from a Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by a Fund in a written notice to shareholders.

      Each Fund will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

      Shareholders of a Fund may be subject to state and local taxes on distributions received from that Fund and on redemptions of the Fund's shares.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

      To the maximum extent feasible, the Adviser places orders for portfolio transactions for a Fund through the Distributor which in turn places orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Funds for this service. Allocation of brokerage is supervised by the Adviser.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions) size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to the Funds. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of a Fund. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

      A Fund's purchases of securities which are traded in the over-the-counter market are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Such trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

      Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information will be used by the Adviser in connection with a Fund. Conversely, such information provided to the

Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.

      The Trustees intend to review from time to time whether the recapture for the benefit of the Funds of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

      Each Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Funds and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet each Fund's objective. Under normal investment conditions, it is anticipated that for Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund, the portfolio turnover rates in each Fund's initial fiscal year will not exceed 75%, 75% and 200%, respectively.

                                 NET ASSET VALUE


      The net asset value of shares of the Funds are computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.


      An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the Nasdaq Stock Market ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Funds' Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


      The Financial Statement incorporated by reference in this Statement of Additional Information is included herein and attached hereto, in reliance on the report of Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand L.L.P. is responsible for performing annual (semi-annual) audits of the financial statements and financial highlights of the Funds in accordance with Generally Accepted Auditing Standards, and the preparation of federal tax returns.



Other Information

      Many of the investment changes in the Funds will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of a Fund. These transactions will reflect investment decisions made by the Adviser in the light of its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.


      The CUSIP number of Scudder Financial Services Fund is 811196-50-0.

      The CUSIP number of Scudder Health Care Fund is 811196-60-9.

      The CUSIP number of Scudder Technology Fund is 811196-70-8.

      Each Fund has a fiscal year end of August 31.


      Dechert Price & Rhoads acts as counsel for the Funds.

      The Funds employ State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as Custodian.


      Costs of $27,984.26 incurred by Financial Services Fund in conjunction with its organization are amortized over the five year period beginning November 3, 1997. Costs of $___ and $___ incurred by Health Care Fund and Technology Fund, respectively, in conjunction with their organization are amortized over the five-year period beginning ______, 1997.


      Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts, 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for the Funds. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Funds each pay Service Corporation an annual fee for each account maintained for a participant.


      The Fund(s), or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

      Annual service fees are paid by the Funds to Scudder Trust Company, Two International Place, Boston, Massachusetts, 02110-4103, an affiliate of the Adviser, for certain retirement plan accounts.

      Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset values for the Funds. Each Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.04% of such assets in excess of $150 million and 0.02% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

      The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


      The Statement of Assets and Liabilities as of September 25, 1997 for Financial Services Fund and ________________ for Health Care Fund and Technology Fund, and the Report of Independent Accountants for each Fund are filed herein.

--------------------------------------------------------------------------------
  SCUDDER HEALTH CARE FUND
  STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

  December 26,1997

Assets
  Cash .............................................................      $1,200
  Deferred organization expense (Note) .............................      28,000
                                                                        --------
  Total assets .....................................................      29,200
                                                                        --------
Liabilities
  Accrued liabilities (Note) .......................................      28,000
                                                                        --------
  Total liabilities ................................................      28,000
                                                                        --------
Net Assets .........................................................      $1,200
                                                                        ========
Net Assets consist of:
  Shares of beneficial interest ....................................           1
  Additional paid-in capital .......................................       1,199
                                                                        --------
Net Assets .........................................................      $1,200
                                                                        ========
Net asset value, offering and redemption price per share
($1,200/100 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized) .............      $12.00
                                                                        ========

The accompanying note is an integral part of the financial statement.

Scudder Health Care Fund (the "Fund") is a non-diversified series of Scudder Securities Trust (the "Trust"), formerly known as Scudder Development Fund, an open-end, management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated October 16, 1985. The Trust assumed the business of its predecessor on December 31, 1985. The Trust's predecessor was organized as a Delaware corporation in February 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into seven series, Scudder Development Fund, Scudder Small Company Value Fund, Scudder Micro Cap Fund, Scudder 21st Century Growth Fund, Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund. The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund has equal rights with each other share of the Fund as to voting, dividends and liquidation. The Fund has had no operations to date other than matters relating to its organization and registration as a non-diversified series.

Costs incurred by the Fund in connection with its organization, estimated at $28,000, will be amortized on a straight-line basis over a five-year period beginning at the commencement of operations of the Fund. In the event that any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of such redemption. Offering costs, including initial registration costs, will be charged to expense during the Fund's first year of operations.

--------------------------------------------------------------------------------
  REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of Scudder Securities Trust and the Shareholder of Scudder
  Health Care Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Health Care Fund as of December 26, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Scudder Health Care Fund as of December 26, 1997 in conformity with generally accepted accounting principles.

Boston, Massachusetts                         COOPERS & LYBRAND L.L.P.
December 29, 1997

--------------------------------------------------------------------------------
  SCUDDER TECHNOLOGY FUND
  STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

  December 26, 1997

Assets
  Cash .............................................................      $1,200
  Deferred organization expense (Note) .............................      28,000
                                                                        --------
  Total assets .....................................................      29,200
                                                                        --------
Liabilities
  Accrued liabilities (Note) .......................................      28,000
                                                                        --------
  Total liabilities ................................................      28,000
                                                                        --------
Net Assets .........................................................      $1,200
                                                                        ========
Net Assets consist of:
  Shares of beneficial interest ....................................           1
  Additional paid-in capital .......................................       1,199
                                                                        --------
Net Assets .........................................................      $1,200
                                                                        ========
Net asset value, offering and redemption price per share
($1,200/100 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized) .............      $12.00
                                                                        ========

The accompanying note is an integral part of the financial statement.

Scudder Technology Fund (the "Fund") is a non-diversified series of Scudder Securities Trust (the "Trust"), formerly known as Scudder Development Fund, an open-end, management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated October 16, 1985. The Trust assumed the business of its predecessor on December 31, 1985. The Trust's predecessor was organized as a Delaware corporation in February 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into seven series, Scudder Development Fund, Scudder Small Company Value Fund, Scudder Micro Cap Fund, Scudder 21st Century Growth Fund, Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund. The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund has equal rights with each other share of the Fund as to voting, dividends and liquidation. The Fund has had no operations to date other than matters relating to its organization and registration as a non-diversified series.

Costs incurred by the Fund in connection with its organization, estimated at $28,000, will be amortized on a straight-line basis over a five-year period beginning at the commencement of operations of the Fund. In the event that any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of such redemption. Offering costs, including initial registration costs, will be charged to expense during the Fund's first year of operations.

--------------------------------------------------------------------------------
  REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of Scudder Securities Trust and the Shareholder of Scudder
  Technology Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Technology Fund as of December 26, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Scudder Technology Fund as of December 26, 1997 in conformity with generally accepted accounting principles.

Boston, Massachusetts                         COOPERS & LYBRAND L.L.P.
December 29, 1997

                            PART C. OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            a.    Financial Statements

                  Included in Part A of this Registration Statement:

                  For Scudder Development Fund:

                        Financial highlights for the ten fiscal years ended June 30, 1997.
                        (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

                  For Scudder Small Company Value Fund:

                        Financial highlights for the period October 6, 1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997.
                        (Incorporated by reference.)

                  For Scudder Micro Cap Fund:

                        Financial highlights for the period August 12, 1996 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997.
                        (Incorporated by reference.)

                  For Scudder 21st Century Growth Fund:

                        Financial highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997 and for the fiscal period ended August 31, 1997. (Incorporated by reference.)

                  For Scudder Financial Services Fund:

                        Financial Highlights to be filed by amendment.

                  For Scudder Health Care Fund:

                        Financial Highlights to be filed by amendment.

                  For Scudder Technology Fund:

                        Financial Highlights to be filed by amendment.

                  Included in Part B of this Registration Statement:

                  For Scudder Development Fund:

                        Investment Portfolio as of June 30, 1997
                        Statement of Assets and Liabilities as of June 30, 1997 Statement of Operations for the fiscal year ended June 30, 1997
                        Statements of Changes in Net Assets for the two fiscal years ended June 30, 1997
                        Financial Highlights for the ten fiscal years ended June 30, 1997
                        Notes to Financial Statements


                                 Part C - Page 1

                        Report of Independent Accountants
                        (Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement.)

                  For Scudder Small Company Value Fund:

                        Investment Portfolio as of August 31, 1997
                        Statement of Assets and Liabilities as of August 31,
                        1997
                        Statement of Operations for the period October 6, 1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                        Statement of Changes in Net Assets for the period October 6, 1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997 Financial Highlights for the period October 6, 1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                        Notes to Financial Statements
                        (Incorporated by reference.)

                  For Scudder Micro Cap Fund:

                        Investment Portfolio as of August 31, 1997
                        Statement of Assets and Liabilities as of August 31,
                        1997
                        Statement of Operations for the period August 12, 1996 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                        Statement of Changes in Net Assets for the period August 12, 1996 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                        Financial Highlights for the period August 12, 1996 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                        Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference.)

                  For Scudder 21st Century Growth Fund:

                        Investment Portfolio as of August 31, 1997
                        Statement of Assets and Liabilities as of August 31,
                        1997
                        Statement of Operations for the period September 9, 1996 (commencement of operations) to February 28, 1997 and for the fiscal year ended August 31, 1997
                        Statement of Changes in Net Assets for the period September 9, 1996 (commencement of operations) to February 28, 1997 and for the fiscal year ended August 31, 1997
                        Financial Highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997 and for the fiscal year ended August 31, 1997
                        Notes to Financial Statements
                        (Incorporated by reference.)

                  For Scudder Financial Services Fund:

                        Statement of Assets and Liabilities as of September 25, 1997.
                        (Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement.)

                  For Scudder Health Care Fund:

                        Statement of Assets and Liabilities as of December 26, 1997 is filed herein.


                                 Part C - Page 2

                  For Scudder Technology Fund:

                        Statement of Assets and Liabilities as of December 26, 1997 is filed herein.

                  Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

            b.    Exhibits:

                  1.    (a)(1)  Amended and Restated Declaration of Trust dated
                                December 21, 1987.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration Statement.)

                        (a)(2) Amendment to Amended and Restated Declaration of Trust dated December 13, 1990.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration Statement.)

                        (a)(3) Amendment to Amended and Restated Declaration of Trust to change the name of the Trust dated July 21, 1995 is filed herein.
                                (Incorporated by reference to Exhibit 1 (a)(3) to Post-Effective Amendment No. 35 to the Registration Statement.)

                        (a)(4) Amendment to Amended and Restated Declaration of Trust to add new series dated July 21, 1995. (Incorporated by reference to Exhibit 1(a)(4) to Post-Effective Amendment No. 35 to the Registration Statement.)

                        (a)(5) Establishment and Designation of Series dated June 6, 1996.
                                (Incorporated by reference to Exhibit 1(a)(5) to Post-Effective Amendment No. 40 to the Registration Statement.)

                        (a)(6) Establishment and Designation of Series dated June 3, 1997 is filed herein.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 46 to the Registration
                                Statement.)

                  2.    (a)     Amendment to the By-Laws Article IV: Notice of
                                Meetings dated December 12, 1991.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)

                        (b)     By-Laws as of October 16, 1985.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)

                        (c) Amendment to the By-Laws of Registrant as amended through December 9, 1985.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)

                  3.            Inapplicable.


                                 Part C - Page 3

                  4. Specimen certificate representing shares of beneficial interest ($.01 par value) for Scudder Development Fund.
                                (Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 28 to the Registration Statement.)

                  5.    (a)     Investment Management Agreement between the
                                Registrant, on behalf of Scudder Development
                                Fund, and Scudder, Stevens & Clark, Inc. dated
                                June 9, 1992.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)

                        (b) Investment Management Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder, Stevens & Clark, Inc. dated December 14, 1990.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)

                        (c) Investment Management Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder, Stevens & Clark, Inc. dated October 6, 1995.
                                (Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 36 to the Registration Statement.)

                        (c)(1) Investment Management Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder Kemper Investments, Inc. dated December 31, 1997.
                                (Incorporated by reference to Exhibit 5(c)(1) to Post-Effective Amendment No. 54 to the Registration Statement.)

                        (d) Investment Management Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder, Stevens & Clark, Inc. dated August 12, 1996.
                                (Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 40 to the Registration Statement.)

                        (d)(1) Investment Management Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder Kemper Investments, Inc. dated December 31, 1997.
                                (Incorporated by reference to Exhibit 5(d)(1) to Post-Effective Amendment No. 54 to the Registration Statement.)

                        (e) Investment Management Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder, Stevens & Clark, Inc. dated September 9, 1996.
                                (Incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 41 to the Registration Statement.)

                        (e)(1) Investment Management Agreement between the Registrant, on behalf of Scudder Financial Services Fund, and Scudder, Stevens & Clark, Inc. dated September 30, 1997.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 50 to the Registration
                                Statement.)

                        (e)(2) Investment Management Agreement between the Registrant, on behalf of Scudder Health Care Fund, and Scudder, Stevens & Clark, Inc. dated December 4, 1997 is filed herein.


                                 Part C - Page 4

                        (e)(3) Investment Management Agreement between the Registrant, on behalf of Scudder Technology Fund, and Scudder, Stevens & Clark, Inc. dated December 4, 1997 is filed herein.

                        (e)(4) Investment Management Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder Kemper Investments, Inc. dated December 31, 1997.
                                (Incorporated by reference to Exhibit 5(e)(4) to Post-Effective Amendment No. 54 to the Registration Statement.)

                  6.    (a)     Underwriting Agreement between the Registrant,
                                on behalf of Scudder Development Fund, and Scudder Investor Services, Inc., formerly
                                Scudder Fund Distributors, Inc., dated
                                December 31, 1985.
                                (Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 25 to the
                                Registration Statement.)

                        (b) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated September 30, 1995.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)

                  7.            Inapplicable.

                  8.    (a)(1)  Custodian Contract between the Registrant, on
                                behalf of Scudder Development Fund, and Brown Brothers Harriman & Co. dated April 1, 1980. (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                        (a)(2)  Fee schedule for Exhibit 8(a)(1).
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)

                        (a)(3) Custodian Contract between the Registrant and State Street Bank and Trust Company dated September 6, 1995.
                                (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 35 to the Registration Statement.)

                        (a)(4)  Fee schedule for Exhibit 8(a)(3).
                                (Incorporated by reference to Exhibit 8(a)(4) to Post-Effective Amendment No. 35 to the Registration Statement.)

                        (b)(1) Subcustodian Agreement between Brown Brothers Harriman & Co. and The Bank of New York, London office, dated January 30, 1979. (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                        (b)(2)  Fee schedule for Exhibit 8(b)(1).
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)

                  9.    (a)(1)  Transfer Agency and Service Agreement between
                                the Registrant and Scudder Service Corporation dated October 2, 1989.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)


                                 Part C - Page 5

                        (a)(2)  Fee schedule for Exhibit 9(a)(1).
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)

                        (a)(3) Service Agreement between Copeland Associates, Inc., on behalf of Scudder Development Fund, and Scudder Service Corporation dated June 8, 1995.
                                (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective Amendment No. 35 to the Registration Statement.)

                        (a)(4) Revised fee schedule for Exhibit 9(a)(1). (Incorporated by reference to Exhibit 9(a)(4) to Post-Effective Amendment No. 37 to the Registration Statement.)

                        (b)(1) COMPASS Service Agreement between the Registrant and Scudder Trust Company dated January 1, 1990.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)

                        (b)(2)  Fee schedule for Exhibit 9(b)(1).
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)

                        (b)(3) COMPASS Service Agreement between the Registrant and Scudder Trust Company. (Incorporated by reference to Exhibit 9(b)(3) to Post-Effective Amendment No. 37 to the Registration Statement.)

                        (d) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration
                                Statement.)

                        (e) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder Fund Accounting Corporation dated March 21, 1995.
                                (Incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 35 to the Registration Statement.)

                        (f) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder Fund Accounting Corporation dated October 6, 1995. (Incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No. 37 to the Registration Statement.)

                        (g) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder Fund Accounting Corporation dated August 12, 1996.
                                (Incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 41 to the Registration Statement.)


                                 Part C - Page 6

                        (h) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder Fund Accounting Corporation dated September 9, 1996. (Incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 41 to the Registration Statement.)

                        (h)(1) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Financial Services Fund, and Scudder Fund Accounting Corporation dated September 11, 1997. (Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement.)

                        (h)(2) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Health Care Fund, and Scudder Fund Accounting Corporation dated _____.
                                To be filed by amendment.

                        (h)(3) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Technology Fund, and Scudder Fund Accounting Corporation dated _____.
                                To be filed by amendment.

                  10.           Inapplicable.

                  11. Consents of Independent Accountants are filed herein.

                  12.           Inapplicable.

                  13.           Inapplicable.

                  14.   (a)     Scudder Flexi-Plan for Corporations and
                                Self-Employed Individuals.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration Statement.)

                        (b)     Scudder Individual Retirement Plan.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration Statement.)

                        (b)(1) Scudder IRA Custodian Disclosure Statement and Plan Agreement.
                                To be filed by amendment.

                        (c)     Scudder Funds 403(b) Plan.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration Statement.)

                        (d)     Scudder Employer-Select 403(b) Plan.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration Statement.)

                        (e) Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration Statement.)

                  15.           Inapplicable.


                                 Part C - Page 7

                  16.           Schedule for Computation of Performance Data.
                                (Incorporated by Reference to Post-Effective
                                Amendment No. 43 to the Registration Statement.)

                  17.           Inapplicable.

                  18.           Inapplicable.


Item 25.    Persons Controlled by or under Common Control with Registrant

            None

Item 26.    Number of Holders of Securities (as of December 19, 1997).

                           (1)                              (2)
                      Title of Class           Number of Record Shareholders
                      --------------           -----------------------------

             Shares of beneficial interest
                  ($.01 par value)

                   Scudder Development Fund               82,541
                   Scudder Micro Cap Fund                 11,319
                   Scudder Small Company Value Fund       19,358
                   Scudder 21st Century Growth Fund        3,112
                   Scudder Financial Services Fund         3,615
                   Scudder Health Care Fund                  n/a
                   Scudder Technology Fund                   n/a

Item 27.    Indemnification

            A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

            Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

            Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to


                                 Part C - Page 8
            a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

            Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

            Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding"
            shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
            (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                        (A) by the court or other body approving the settlement
                  or other disposition; or

                        (B) based upon a review of readily available facts (as
                  opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be
            insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient


                                 Part C - Page 9
            to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.    Business or Other Connections of Investment Adviser

            The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this
            Item 28.

                  Business and Other Connections of Board
       Name       of Directors of Registrant's Adviser
       ----       ------------------------------------

Stephen R.        Director, Vice President, Treasurer, Chief Operating
Beckwith Officer & Chief Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong  Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                  President & Director, The Latin America Dollar Income Fund,
                      Inc.  (investment company)**
                  President & Director, Scudder World Income Opportunities
                        Fund, Inc. (investment company)**
                  President, The Japan Fund, Inc. (investment company)** Supervisory Director, The Latin America Income and
                      Appreciation Fund N.V. (investment company) +
                  Supervisory Director, The Venezuela High Income Fund N.V.
                      (investment company) xx
                  Supervisory Director, Scudder Mortgage Fund (investment
                      company)+
                  Supervisory Director, Scudder Floating Rate Funds for
                      Fannie Mae Mortgage Securities I & II (investment company) +
                  Director, Canadian High Income Fund (investment company)# Director, Hot Growth Companies Fund (investment company)# Director, Sovereign High Yield Investment Company
                      (investment company)+
                  Director, Scudder, Stevens & Clark (Luxembourg) S.A.
                      (investment manager) #

Nicholas Bratt    Director, Scudder, Stevens & Clark, Inc. (investment
                      adviser)**
                  President & Director, Scudder New Europe Fund, Inc.
                      (investment company)**
                  President & Director, The Brazil Fund, Inc. (investment
                      company)**
                  President & Director, The First Iberian Fund, Inc.
                      (investment company)**
                  President & Director, Scudder International Fund, Inc.
                      (investment company)**
                  President & Director, Scudder Global Fund, Inc. (President
                      on all series except Scudder Global Fund) (investment company)**
                  President & Director, The Korea Fund, Inc. (investment
                      company)**
                  President & Director, Scudder New Asia Fund, Inc.
                      (investment company)**
                  President, The Argentina Fund, Inc. (investment company)**


                                Part C - Page 10

                  Vice President, Scudder, Stevens & Clark Corporation
                        (Delaware) (investment adviser)**
                  Vice President, Scudder, Stevens & Clark Japan, Inc.
                      (investment adviser)###
                  Vice President, Scudder, Stevens & Clark of Canada Ltd.
                      (Canadian investment adviser) Toronto, Ontario, Canada
                  Vice President, Scudder, Stevens & Clark Overseas
                      Corporation(oo)

E. Michael Brown  Director, Chief Administrative Officer, Scudder, Stevens &
                      Clark, Inc. (investment adviser)**
                  Trustee, Scudder GNMA Fund (investment company)*
                  Trustee, Scudder Portfolio Trust (investment company)* Trustee, Scudder U.S. Treasury Fund (investment company)* Trustee, Scudder Tax Free Money Fund (investment company)* Trustee, Scudder State Tax Free Trust (investment company)* Trustee, Scudder Cash Investment Trust (investment company)* Assistant Treasurer, Scudder Investor Services, Inc.
                      (broker/dealer)*
                  Director & President, Scudder Realty Holding Corporation (a
                      real estate holding company)*
                  Director & President, Scudder Trust Company (a trust
                      company)+++
                  Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady    Director, Scudder, Stevens & Clark, Inc. (investment
                      adviser)**
                  Director & Vice President, Scudder Investor Services, Inc.
                      (broker/dealer)*
                  Director & Vice President, Scudder Service Corporation
                      (in-house transfer agent)*
                  Director, SFA, Inc. (advertising agency)*

Linda C.          Director, Scudder, Stevens & Clark, Inc. (investment
Coughlin              adviser)**
                  Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                  Chairman & Trustee, AARP Growth Trust (investment company)**
                  Chairman & Trustee, AARP Income Trust (investment company)**
                  Chairman & Trustee, AARP Tax Free Income Trust (investment company)**
                  Chairman & Trustee, AARP Managed Investment Portfolios
                      Trust  (investment company)**
                  Director & Senior Vice President, Scudder Investor
                      Services, Inc. (broker/dealer)*
                  Director, SFA, Inc. (advertising agency)*

Margaret D.       Director, Scudder, Stevens & Clark, Inc. (investment
Hadzima               adviser)**
                  Assistant Treasurer, Scudder Investor Services, Inc.
                      (broker/dealer)*

Jerard K.         Director, Scudder, Stevens & Clark, Inc. (investment
Hartman               adviser)**
                  Vice President, Scudder California Tax Free Trust
                      (investment company)*
                  Vice President, Scudder Equity Trust (investment company)**
                  Vice President, Scudder Cash Investment Trust (investment
                      company)*
                  Vice President, Scudder Fund, Inc. (investment company)**
                  Vice President, Scudder Global Fund, Inc. (investment
                      company)**
                  Vice President, Scudder GNMA Fund (investment company)*
                  Vice President, Scudder Portfolio Trust (investment
                      company)*
                  Vice President, Scudder Institutional Fund, Inc.
                      (investment company)**
                  Vice President, Scudder International Fund, Inc.
                      (investment company)**
                  Vice President, Scudder Investment Trust (investment
                      company)*
                  Vice President, Scudder Municipal Trust (investment
                      company)*
                  Vice President, Scudder Mutual Funds, Inc. (investment
                      company)**
                  Vice President, Scudder New Asia Fund, Inc. (investment
                      company)**
                  Vice President, Scudder New Europe Fund, Inc. (investment
                      company)**
                  Vice President, Scudder Securities Trust (investment
                      company)*
                  Vice President, Scudder State Tax Free Trust (investment
                      company)*


                                Part C - Page 11

                  Vice President, Scudder Funds Trust (investment company)** Vice President, Scudder Tax Free Money Fund (investment company)*
                  Vice President, Scudder Tax Free Trust (investment company)* Vice President, Scudder U.S. Treasury Money Fund
                      (investment company)*
                  Vice President, Scudder Pathway Series (investment company)* Vice President, Scudder Variable Life Investment Fund
                      (investment company)*
                  Vice President, The Brazil Fund, Inc. (investment company)** Vice President, The Korea Fund, Inc. (investment company)** Vice President, The Argentina Fund, Inc. (investment company)**
                  Vice President & Director, Scudder, Stevens & Clark of
                      Canada, Ltd. (Canadian investment adviser) Toronto, Ontario, Canada
                  Vice President, The First Iberian Fund, Inc. (investment
                      company)**
                  Vice President, The Latin America Dollar Income Fund, Inc.
                      (investment company)**
                  Vice President, Scudder World Income Opportunities Fund,
                      Inc. (investment company)**

Richard A. Holt   Director, Scudder, Stevens & Clark, Inc. (investment
                        adviser)**
                  Vice President, Scudder Variable Life Investment Fund
                      (investment company)*

John T. Packard   Director, Scudder, Stevens & Clark, Inc. (investment
                      adviser)**
                  President, Montgomery Street Income Securities, Inc.
                      (investment company) o
                  Chairman, Scudder Realty Advisors, Inc. (realty investment adviser) x

Daniel Pierce     Chairman & Director, Scudder, Stevens & Clark, Inc.
                      (investment adviser)**
                  Chairman, Vice President & Director, Scudder Global Fund,
                      Inc.  (investment company)**
                  Chairman & Director, Scudder New Europe Fund, Inc.
                      (investment company)**
                  Chairman & Director, The First Iberian Fund, Inc.
                      (investment company)**
                  Chairman & Director, Scudder International Fund, Inc.
                      (investment company)**
                  Chairman & Director, Scudder New Asia Fund, Inc.
                      (investment company)**
                  President & Trustee, Scudder Equity Trust (investment
                      company)**
                  President & Trustee, Scudder GNMA Fund (investment company)*
                  President & Trustee, Scudder Portfolio Trust (investment
                      company)*
                  President & Trustee, Scudder Funds Trust (investment
                      company)**
                  President & Trustee, Scudder Securities Trust (investment
                      company)*
                  President & Trustee, Scudder Investment Trust (investment
                      company)*
                  President & Director, Scudder Institutional Fund, Inc.
                      (investment company)**
                  President & Director, Scudder Fund, Inc. (investment
                      company)**
                  President & Director, Scudder Mutual Funds, Inc.
                      (investment company)**
                  Vice President & Trustee, Scudder Municipal Trust
                      (investment company)*
                  Vice President & Trustee, Scudder Variable Life Investment
                      Fund (investment company)*
                  Vice President & Trustee, Scudder Pathway Series
                      (investment company)*
                  Trustee, Scudder California Tax Free Trust (investment
                      company)*
                  Trustee, Scudder State Tax Free Trust (investment company)*
                  Vice President, Montgomery Street Income Securities, Inc.
                      (investment company)(o)
                  Chairman & President, Scudder, Stevens & Clark of Canada,
                      Ltd. (Canadian investment adviser), Toronto, Ontario,
                      Canada
                  Chairman & Director, Scudder Global Opportunities Funds
                      (investment company) Luxembourg
                  Chairman, Scudder, Stevens & Clark, Ltd. (investment
                      adviser) London, England
                  President & Director, Scudder Precious Metals, Inc. xxx
                  Vice President, Director & Assistant Secretary, Scudder
                      Realty Holdings Corporation
                      (a real estate holding company)*
                  Vice President, Director & Assistant Treasurer, Scudder
                      Investor Services, Inc. (broker/dealer)*


                                Part C - Page 12

                  Director, Scudder Latin America Investment Trust PLC
                      (investment company)@
                  Director, Fiduciary Trust Company (banking & trust company)
                      Boston, MA
                  Director, Fiduciary Company Incorporated (banking & trust
                      company) Boston, MA
                  Trustee, New England Aquarium, Boston, MA
                  Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk  Director, Chief Legal Officer, Chief Compliance Officer and
                      Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                  Director, Vice President & Assistant Secretary, The
                      Argentina Fund, Inc. (investment company)**
                  Director, Vice President & Assistant Secretary, Scudder
                      International Fund, Inc. (investment company)**
                  Director, Vice President & Assistant Secretary, Scudder New
                        Asia Fund (investment company)**
                  Director, Vice President & Assistant Secretary, Scudder
                      Global Fund, Inc. (investment company)**
                  Trustee, Vice President & Assistant Secretary, Scudder
                       Equity Trust (investment company)**
                  Trustee, Vice President & Assistant Secretary, Scudder
                       Securities Trust (investment company)*
                  Trustee, Vice President & Assistant Secretary, Scudder
                       Funds Trust (investment company)**
                  Trustee, Scudder Investment Trust (investment company)* Trustee, Scudder Municipal Trust (investment company)*
                  Vice President & Trustee, Scudder Cash Investment Trust
                      (investment company)*
                  Vice President & Trustee, Scudder Tax Free Money Fund
                      (investment company)*
                  Vice President & Trustee, Scudder Tax Free Trust
                      (investment company)*
                  Vice President & Secretary, AARP Growth Trust (investment
                      company)**
                  Vice President & Secretary, AARP Income Trust (investment
                      company)**
                  Vice President & Secretary, AARP Tax Free Income Trust
                      (investment company)**
                  Vice President & Secretary, AARP Cash Investment Funds
                      (investment company)**
                  Vice President & Secretary, AARP Managed Investment
                      Portfolios Trust (investment company)**
                  Vice President & Secretary, The Japan Fund, Inc.
                      (investment company)**
                  Vice President & Assistant Secretary, Scudder World Income
                      Opportunities Fund, Inc. (investment company)**
                  Vice President & Assistant Secretary, The Korea Fund, Inc.
                      (investment company)**
                  Vice President & Assistant Secretary, The Brazil Fund, Inc.
                      (investment company)**
                  Vice President & Assistant Secretary, Montgomery Street
                      Income Securities, Inc. (investment company)(o)
                  Vice President & Assistant Secretary, Scudder Mutual Funds,
                      Inc. (investment company)**
                  Vice President & Assistant Secretary, Scudder Pathway
                      Series (investment company)*
                  Vice President & Assistant Secretary, Scudder New Europe
                        Fund, Inc. (investment company)**
                  Vice President & Assistant Secretary, Scudder Variable Life
                      Investment Fund (investment company)*
                  Vice President & Assistant Secretary, The First Iberian
                        Fund, Inc. (investment company)**
                  Vice President & Assistant Secretary, The Latin America
                      Dollar Income Fund, Inc. (investment company)**
                  Vice President, Scudder Fund, Inc. (investment company)**
                  Vice President, Scudder Institutional Fund, Inc.
                      (investment company)**
                  Vice President, Scudder GNMA Fund (investment company)* Director, Senior Vice President & Clerk, Scudder Investor
                      Services, Inc. (broker/dealer)*


                                Part C - Page 13

                  Director, Vice President & Secretary, Scudder Fund
                      Accounting Corporation (in-house fund accounting agent)*
                  Director, Vice President & Secretary, Scudder Realty
                      Holdings Corporation (a real estate holding company)*
                  Director & Clerk, Scudder Service Corporation (in-house
                      transfer agent)*
                  Director, SFA, Inc. (advertising agency)*
                  Vice President, Director & Assistant Secretary, Scudder
                      Precious Metals, Inc. xxx

Cornelia M.       Director, Scudder, Stevens & Clark, Inc. (investment
Small                 adviser)**
                  President, AARP Cash Investment Funds (investment company)**
                  President, AARP Growth Trust (investment company)**
                  President, AARP Income Trust (investment company)**
                  President, AARP Tax Free Income Trust (investment company)**
                  President, AARP Managed Investment Portfolio Trust
                      (investment company)**

Edmond D.         Director, President & Chief Executive Officer, Scudder,
Villani               Stevens & Clark, Inc. (investment adviser)**
                  Chairman & Director, The Argentina Fund, Inc. (investment
                      company)**
                  Chairman & Director, The Latin America Dollar Income Fund,
                      Inc. (investment company)**
                  Chairman & Director, Scudder World Income Opportunities
                      Fund, Inc. (investment company)**
                  Supervisory Director, Scudder Mortgage Fund (investment
                      company)+
                  Supervisory Director, Scudder Floating Rate Funds for
                      Fannie Mae Mortgage Securities I & II (investment company)+
                  Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                  Director, The Brazil Fund, Inc. (investment company)**
                  Director, Indosuez High Yield Bond Fund (investment
                      company) Luxembourg
                  President & Director, Scudder, Stevens & Clark Overseas
                      Corporation(oo)
                  President & Director, Scudder, Stevens & Clark Corporation
                      (Delaware) (investment adviser)**
                  Director, Scudder Realty Advisors, Inc. (realty investment adviser)x
                  Director, IBJ Global Investment Management S.A.,
                      (Luxembourg investment management company) Luxembourg,
                      Grand-Duchy of Luxembourg

Stephen A.        Director, Scudder, Stevens & Clark, Inc. (investment
Wohler                adviser)**
                  Vice President, Montgomery Street Income Securities, Inc.
                      (investment company)(o)

      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
      ++    Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
      +++   5 Industrial Way, Salem, NH
      o     101 California Street, San Francisco, CA
      #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
            Luxembourg B 34.564
      +     John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
      xx    De Ruyterkade 62, P.O. Box 812, Willemstad Curacao,
            Netherlands Antilles
      ##    2 Boulevard Royal, Luxembourg
      ***   B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
      xxx   Grand Cayman, Cayman Islands, British West Indies
      oo    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
      @     c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon,
            U.K.

Item 29.          Principal Underwriters.


                                Part C - Page 14

      (a)   Scudder California Tax Free Trust
            Scudder Cash Investment Trust
            Scudder Equity Trust
            Scudder Fund, Inc.
            Scudder Funds Trust
            Scudder Global Fund, Inc.
            Scudder GNMA Fund
            Scudder Institutional Fund, Inc.
            Scudder International Fund, Inc.
            Scudder Investment Trust
            Scudder Municipal Trust
            Scudder Mutual Funds, Inc.
            Scudder Pathway Series
            Scudder Portfolio Trust
            Scudder Securities Trust
            Scudder State Tax Free Trust
            Scudder Tax Free Money Fund
            Scudder Tax Free Trust
            Scudder U.S. Treasury Money Fund
            Scudder Variable Life Investment Fund
            AARP Cash Investment Funds
            AARP Growth Trust
            AARP Income Trust
            AARP Tax Free Income Trust
            AARP Managed Investment Portfolios Trust
            The Japan Fund, Inc.

      (b)

      (1)                               (2)                                     (3)

      Name and Principal                Position and Offices with               Positions and
      Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
      ----------------                  -------------------------------         -----------------------

      Lynn S. Birdsong                  Senior Vice President                   None
      345 Park Avenue
      New York, NY 10154

      E. Michael Brown                  Assistant Treasurer                     None
      Two International Place
      Boston, MA  02110

      Mark S. Casady                    Director and Vice President             None
      Two International Place
      Boston, MA  02110

      Linda Coughlin                    Director and Senior Vice President      None
      Two International Place
      Boston, MA  02110

      Richard W. Desmond                Vice President                          None
      345 Park Avenue
      New York, NY  10154


                                Part C - Page 15

      Name and Principal                Position and Offices with               Positions and
      Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
      ----------------                  -------------------------------         -----------------------

      Paul J. Elmlinger                 Senior Vice President and Assistant     None
      345 Park Avenue                   Clerk
      New York, NY  10154

      Margaret D. Hadzima               Assistant Treasurer                     None
      Two International Place
      Boston, MA  02110

      Thomas W. Joseph                  Director, Vice President,               Vice President
      Two International Place           Treasurer and Assistant Clerk
      Boston, MA 02110

      David S. Lee                      Director, President and Assistant       Vice President
      Two International Place           Treasurer
      Boston, MA 02110

      Thomas F. McDonough               Clerk                                   Vice President and
      Two International Place                                                   Secretary
      Boston, MA 02110

      Thomas H. O'Brien                 Assistant Treasurer                     None
      345 Park Avenue
      New York, NY  10154

      Edward J. O'Connell               Assistant Treasurer                     Vice President and
      345 Park Avenue                                                           Assistant Treasurer
      New York, NY 10154

      Daniel Pierce                     Director, Vice President                President and Trustee
      Two International Place           and Assistant Treasurer
      Boston, MA 02110

      Kathryn L. Quirk                  Director, Senior Vice President and     Trustee, Vice President
      345 Park Avenue                   Assistant Clerk                         and Assistant Secretary
      New York, NY  10154

      Robert A. Rudell                  Vice President                          None
      Two International Place
      Boston, MA 02110

      Edmund J. Thimme                  Vice President                          None
      345 Park Avenue
      New York, NY  10154

      Benjamin Thorndike                Vice President                          None
      Two International Place
      Boston, MA 02110


                                Part C - Page 16

      Name and Principal                Position and Offices with               Positions and
      Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
      ----------------                  -------------------------------         -----------------------

      Sydney S. Tucker                  Vice President                          None
      Two International Place
      Boston, MA 02110

      David B. Watts                    Assistant Treasurer                     None
      Two International Place
      Boston, MA 02110

      Linda J. Wondrack                 Vice President                          None
      Two International Place
      Boston, MA 02110

      The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

      (c)

               (1)                     (2)                 (3)                 (4)               (5)
                                 Net Underwriting    Compensation on
        Name of Principal         Discounts and        Redemptions          Brokerage            Other
           Underwriter             Commissions       and Repurchases       Commissions       Compensation
           -----------             -----------       ---------------       -----------       ------------

         Scudder Investor              None                None                None               None
          Services, Inc.

Item 30.    Location of Accounts and Records.

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.    Management Services.

            Inapplicable.

Item 32.    Undertakings.

            The Registrant hereby undertakes to file a post-effective amendment, using reasonably current financial statements of Scudder Small Company Value Fund, within four to six months from the effective date of the Registrant's Registration Statement under the 1933 Act.

            The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of such Fund's latest annual report to shareholders upon request and without change.

            The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.


                                Part C - Page 17

            The Registrant hereby undertakes, insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submits to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                                Part C - Page 18

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of December, 1997.

                                          SCUDDER SECURITIES TRUST


                                          By /s/ Thomas F. McDonough
                                             -----------------------------------
                                             Thomas F. McDonough, Vice President
                                             and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                          DATE
---------                      -----                          ----

/s/ Daniel Pierce
---------------------------
Daniel Pierce*                 President (Principal           December 29, 1997
                               Executive Officer) and
                               Trustee

/s/ Paul Bancroft III
---------------------------
Paul Bancroft III*             Trustee                        December 29, 1997

/s/ Sheryle J. Bolton
---------------------------
Sheryle J. Bolton*             Trustee                        December 29, 1997

/s/ William T. Burgin
---------------------------
William T. Burgin*             Trustee                        December 29, 1997

/s/ Thomas J. Devine
---------------------------
Thomas J. Devine*              Trustee                        December 29, 1997

/s/ Keith R. Fox
---------------------------
Keith R. Fox*                  Trustee                        December 29, 1997

/s/ William H. Luers
---------------------------
William H. Luers*              Trustee                        December 29, 1997

/s/ Wilson Nolen
---------------------------
Wilson Nolen*                  Trustee                        December 29, 1997

SIGNATURE                      TITLE                          DATE
---------                      -----                          ----

/s/ Kathryn L. Quirk
---------------------------
Kathryn L. Quirk*              Trustee, Vice President        December 29, 1997
                               and Assistant Secretary

/s/ Edward J. O'Connell
---------------------------
Edward J. O'Connell            Vice President and             December 29, 1997
                               Assistant Treasurer
                               (Principal Financial and
                               Accounting Officer)


*By: /s/ Thomas F. McDonough
    ---------------------------
    Thomas F. McDonough

Attorney-in-fact pursuant to
power of attorneys contained
in the signature pages of
Post-Effective Amendment No.
30 filed August 26, 1991,
Post-Effective Amendment No.
37 filed April 4, 1996,
Post-Effective Amendment No.
40 filed August 12, 1996,
Post-Effective Amendment No.
44 filed February 11, 1997,
Post-Effective Amendment No.
46 filed July 11, 1997 and
Post-Effective Amendment No.
53 filed October 31, 1997.

                                                            File No. 2-36238
                                                            File No. 811-2021

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 55

                            TO REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 39

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                            SCUDDER SECURITIES TRUST

                            SCUDDER SECURITIES TRUST

                                  EXHIBIT INDEX

                                    Exhibit 5(e)(2)
                                    Exhibit 5(e)(3)
                                    Exhibit 11